UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2011

Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2011, enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Annual Report
October 31, 2011

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Performance at a Glance	2
From the President	3
Fund Management	5
Fund Summaries
Schwab S&P 500 Index Fund	6
Schwab 1000 Index® Fund	8
Schwab Small-Cap Index Fund®	10
Schwab Total Stock Market Index Fund®	12
Schwab International Index Fund®	14
Fund Expenses	16
Financial Statements and Portfolio Holdings
Schwab S&P 500 Index Fund	17
Schwab 1000 Index® Fund	24
Schwab Small-Cap Index Fund®	30
Schwab Total Stock Market Index Fund®	37
Schwab International Index Fund®	44
Financial Notes	50
Report of Independent Registered Public Accounting Firm	65
Other Federal Tax Information	66
Investment Advisory Agreement Approval	67
Trustees and Officers	69
Glossary	73

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	7.97%

S&P 500® Index	8.09%
Fund Category: Morningstar Large-Cap Blend	5.33%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	7.60%

Schwab 1000 Index®	7.88%
Fund Category: Morningstar Large-Cap Blend	5.33%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	8.45%

Schwab Small-Cap Index®	8.59%
Fund Category: Morningstar Small-Cap Blend	6.60%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	8.14%

Dow Jones U.S. Total Stock Market IndexSM	8.05%
Fund Category: Morningstar Large-Cap Blend	5.33%

Performance Details	pages 12-13

Schwab International Index Fund® (Ticker Symbol: SWISX)[1]	-4.83%

Schwab International Index®	-3.82%
Fund Category: Morningstar Foreign Large-Cap Blend	-6.43%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the 12-month period that ended October 31, 2011, global financial markets saw ongoing challenges with Europe’s sovereign debt crisis, the downgrade of long-term U.S. Treasury debt, and a global economy that lost steam in the middle months of the period but showed pockets of improvement by its end. U.S. stocks provided respectable returns in that environment, while stocks in many developed markets outside of the United States generated losses. Long-term interest rates in the United States continued to decline, boosting prices of Treasury securities.

As slow economic growth continued throughout most of the reporting period, the Federal Reserve kept short-term interest rates at or near zero to spur job growth and the U.S. economy. Concerns intensified throughout the world, however, about the high debt levels of sovereign nations, including the United States. In August, credit rating agency Standard & Poor’s downgraded the credit rating of long-term U.S. debt from AAA to AA+ and continued to warn against the growing level of debt owed by the U.S. government. Throughout the summer of 2011, markets also labored under worries that a default on Greece’s sovereign debt could destabilize some European banks, and that high debt levels in Portugal, Italy, or Spain might further destabilize global financial markets.

Although equity markets rose steadily over the first six months of the reporting period, the concerns about Europe and a possible worldwide recession sparked a global sell-off in August and September. In this environment, investors favored securities viewed as safer or more defensive, which helped

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.09%	S&P 500® Index: measures U.S. large-cap stocks

6.71%	Russell 2000® Index: measures U.S. small-cap stocks

−3.64%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.00%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.09%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

Stock markets got a further lift in the last month of the period as European leaders appeared closer to a resolution concerning the region’s debt problems, and as the United States managed a faster pace of economic growth in the third quarter.

stock markets in the United States outperform international markets. Stock markets got a further lift in the last month of the period as European leaders appeared closer to a resolution concerning the region’s debt problems, and as the United States managed a faster pace of economic growth in the third quarter. The broad U.S. stock market posted a return of 8.09%, as measured by the S&P 500 Index, while stocks in Europe and much of the rest of the world trailed this result. Stock markets in the developed world outside of the United States returned –3.64%, as measured by the MSCI EAFE Index.

During the market fluctuations of the late summer, investors sought the safety of U.S. Treasury securities. This influx of demand pushed yields on 10-year Treasury notes down from 3.47% at the end of March to 2.17% at the end of October. As investors moved toward safer assets, corporate bonds and other non-Treasury debt securities traded at higher spreads to Treasury bonds over the last months of the period. The Barclays Capital U.S. Aggregate Bond Index ended the 12-month period with an investment return of 5.00%.

Thank you for investing in the Schwab Equity Index Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Equity Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund (the fund) seeks to track the total return of the S&P 500 Index (the index). To pursue its goal, the fund generally invests in stocks that are included in the index. Generally, the fund gives the same weight to a given stock as the index does. The index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. (For more information concerning the fund’s objective, strategy, and risks, please see the fund’s prospectus.)

The fund returned 7.97% for the 12 months ended October 31, 2011, while the index returned 8.09%. Because the return of the index does not include operational and transactional costs, the return of the fund tends to differ from that of the index.

Energy and Information Technology stocks added the most to the fund’s absolute performance (total return), reflecting the respectable returns generated by investments in these sectors combined with their average weights within the fund. Financials was the only sector that subtracted from the fund’s total return, reflecting the negative returns generated by these investments. New legislation expected to trim the financial industry’s profits and Europe’s ongoing and largely unresolved sovereign debt crisis were primary catalysts behind the poor performance of this sector.

The fund used a replication investment approach and maintained a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index.

As of 10/31/11:

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$90,171
Price/Earnings Ratio (P/E)	14.2
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	3%

 Sector Weightings % of Investments

Information Technology	19.3%
Financials	13.8%
Energy	12.1%
Health Care	11.3%
Consumer Staples	10.8%
Consumer Discretionary	10.5%
Industrials	10.4%
Utilities	3.6%
Materials	3.5%
Telecommunication Services	3.0%
Other	1.7%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	3.3%
Apple, Inc.	3.2%
International Business Machines Corp.	1.9%
Chevron Corp.	1.8%
Microsoft Corp.	1.7%
General Electric Co.	1.5%
Johnson & Johnson	1.5%
The Procter & Gamble Co.	1.5%
AT&T, Inc.	1.5%
The Coca-Cola Co.	1.3%
Total	19.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 10/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2001 – October 31, 2011
Performance of a Hypothetical
$10,000 Investment1,2,4

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	7.97%	0.27%	3.64%
S&P 500® Index	8.09%	0.25%	3.69%
Fund Category: Morningstar Large-Cap Blend	5.33%	-0.31%	3.46%

Fund Expense Ratios5: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,3,4

	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	7.65%	-0.02%	3.24%
Post-Liquidation (shares were sold)	5.54%	0.20%	2.99%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	3.66%	-1.27%	2.77%
Post-Liquidation (shares were sold)	2.68%	-0.69%	2.70%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund (the fund) seeks to match the total return of the Schwab 1000 Index (the index). To pursue its goal, the fund generally invests in stocks that are included in the index. Generally, the fund gives the same weight to a given stock as the index does. The index includes the stocks of the largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks. (For more information concerning the fund’s objective, strategy, and risks, please see the fund’s prospectus.)

The fund returned 7.60% for the 12 months ended October 31, 2011, while the index returned 7.88%. Because the return of the index does not include operational and transactional costs, the return of the fund tends to differ from that of the index. The fund experienced taxable gains that were generated by selling securities to meet redemptions.

Energy and Information Technology stocks added the most to the fund’s absolute performance (total return), reflecting the respectable returns generated by investments in these sectors combined with their average weights within the fund. Financials was the only sector that subtracted from the fund’s total return, reflecting the negative returns generated by these investments. Europe’s ongoing and largely unresolved sovereign debt crisis and new legislation expected to trim the financial industry’s profits were primary catalysts behind this sector’s poor performance.

A replication investment approach was used by the fund, which maintained a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index.

As of 10/31/11:

 Statistics

Number of Holdings	972
Weighted Average Market Cap ($ x 1,000,000)	$80,438
Price/Earnings Ratio (P/E)	14.7
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	5%

 Sector Weightings % of Investments

Information Technology	19.1%
Financials	14.4%
Energy	11.9%
Consumer Discretionary	11.4%
Health Care	11.4%
Industrials	11.0%
Consumer Staples	10.2%
Materials	4.0%
Utilities	3.8%
Telecommunication Services	2.8%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	3.0%
Apple, Inc.	2.9%
International Business Machines Corp.	1.7%
Chevron Corp.	1.6%
Microsoft Corp.	1.5%
General Electric Co.	1.4%
Johnson & Johnson	1.4%
The Procter & Gamble Co.	1.4%
AT&T, Inc.	1.3%
The Coca-Cola Co.	1.2%
Total	17.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 10/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2001 – October 31, 2011
Performance of a Hypothetical
$10,000 Investment1,2,4

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	7.60%	0.43%	4.00%
Schwab 1000 Index®	7.88%	0.69%	4.31%
S&P 500® Index	8.09%	0.25%	3.69%
Fund Category: Morningstar Large-Cap Blend	5.33%	-0.31%	3.46%

Fund Expense Ratios5: Net 0.29%; Gross 0.35%

 Average Annual Total Returns After Tax1,2,3,4

	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	7.14%	0.14%	3.65%
Post-Liquidation (shares were sold)	5.50%	0.34%	3.34%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	3.66%	-1.27%	2.77%
Post-Liquidation (shares were sold)	2.68%	-0.69%	2.70%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund (the fund) seeks to track the total return of the performance of a benchmark index that measures the total return of small capitalization U.S. stocks. To pursue its goal, the fund generally invests in stocks that are included in the Schwab Small-Cap Index (the index). Generally, the fund gives the same weight to a given stock as the index does. The index includes the stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks. (For more information concerning the fund’s objective, strategy, and risks, please see the fund’s prospectus.)

The fund returned 8.45% for the 12 months ended October 31, 2011, while the index returned 8.59%. Because the return of the index does not include operational and transactional costs, the return of the fund tends to differ from that of the index.

Health Care and Information Technology stocks added the most to the fund’s absolute performance (total return), reflecting the double-digit returns generated by investments in these sectors combined with their average weights within the fund. Telecommunication Services and Materials stocks added the least to the fund’s total return, reflecting the relatively small size of these investment allocations within the fund, combined with the limited returns generated by these stocks.

The fund used a replication investment approach and maintained a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index.

As of 10/31/11:

 Statistics

Number of Holdings	960
Weighted Average Market Cap ($ x 1,000,000)	$1,335
Price/Earnings Ratio (P/E)	80.7
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	26%

 Sector Weightings % of Investments

Financials	18.5%
Industrials	16.5%
Information Technology	16.4%
Consumer Discretionary	15.1%
Health Care	12.9%
Energy	5.5%
Materials	5.2%
Consumer Staples	4.5%
Utilities	3.9%
Telecommunication Services	1.3%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Pharmasset, Inc.	0.6%
Level 3 Communications, Inc.	0.5%
Healthspring, Inc.	0.4%
Catalyst Health Solutions, Inc.	0.3%
Nu Skin Enterprises, Inc., Class A	0.3%
Equity Lifestyle Properties, Inc.	0.3%
Home Properties, Inc.	0.3%
Signature Bank	0.3%
Hancock Holding Co.	0.3%
Hexcel Corp.	0.3%
Total	3.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 10/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2001 – October 31, 2011
Performance of a Hypothetical
$10,000 Investment1,2,4

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	8.45%	2.53%	7.13%
Schwab Small-Cap Index®	8.59%	2.69%	7.24%
Russell 2000® Index*	6.71%	0.68%	7.02%
Fund Category: Morningstar Small-Cap Blend	6.60%	0.77%	7.19%

Fund Expense Ratios5: Net 0.17%; Gross 0.20%

 Average Annual Total Returns After Tax1,2,3,4

	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	8.22%	1.23%	6.23%
Post-Liquidation (shares were sold)	5.72%	1.81%	5.97%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	5.15%	-0.35%	6.10%
Post-Liquidation (shares were sold)	3.66%	0.25%	5.93%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective December 14, 2011, the fund’s benchmark index will change to the Russell 2000® Index.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund (the fund) seeks to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market Index (the index). To pursue its goal, the fund generally invests in stocks that are included in the index. The fund generally gives the same weight to a given stock as the index does. The index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available—approximately 3,800 stocks. (For more information concerning the fund’s objective, strategy, and risks, please see the fund’s prospectus.)

The fund returned 8.14% for the 12 months ended October 31, 2011, while the index returned 8.05%. Because the return of the index does not include operational and transactional costs, the return of the fund tends to differ from that of the index.

Stocks of Energy and Information Technology companies added the most to the fund’s absolute performance (total return), reflecting the respectable returns generated by investments in these sectors combined with their average weights within the fund. Financials was the only sector that subtracted from the fund’s total return, reflecting the negative returns generated by these investments. New legislation expected to trim the financial industry’s profits and Europe’s ongoing and largely unresolved sovereign debt crisis were primary catalysts behind this sector’s poor performance.

A sampling investment approach was used by the fund, which maintained a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index.

As of 10/31/11:

 Statistics

Number of Holdings	2,271
Weighted Average Market Cap ($ x 1,000,000)	$74,202
Price/Earnings Ratio (P/E)	15.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	1%

 Sector Weightings % of Investments

Information Technology	18.9%
Financials	15.0%
Consumer Discretionary	11.6%
Health Care	11.5%
Energy	11.2%
Industrials	10.8%
Consumer Staples	9.6%
Materials	4.1%
Utilities	3.8%
Telecommunication Services	2.7%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	2.7%
Apple, Inc.	2.7%
International Business Machines Corp.	1.6%
Chevron Corp.	1.5%
Microsoft Corp.	1.4%
General Electric Co.	1.3%
The Procter & Gamble Co.	1.3%
Johnson & Johnson	1.2%
AT&T, Inc.	1.2%
Pfizer, Inc.	1.1%
Total	16.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 10/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2001 – October 31, 2011
Performance of a Hypothetical
$10,000 Investment1,2,4

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	8.14%	0.92%	4.79%
Dow Jones U.S. Total Stock Market IndexSM	8.05%	0.82%	4.76%
Fund Category: Morningstar Large-Cap Blend	5.33%	-0.31%	3.46%

Fund Expense Ratios5: Net 0.09%; Gross 0.11%

 Average Annual Total Returns After Tax1,2,3,4

	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	7.83%	0.65%	4.42%
Post-Liquidation (shares were sold)	5.62%	0.75%	4.01%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	3.66%	-1.27%	2.77%
Post-Liquidation (shares were sold)	2.68%	-0.69%	2.70%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 13

Schwab International Index Fund®

The Schwab International Index Fund (the fund) seeks to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States. To pursue its goal, the fund generally invests in stocks that are included in the Schwab International Index (the index). The index includes stocks of 350 of the largest publicly traded companies from selected countries outside the United States. (The fund generally gives the same weight to a given stock as the index does. For more information concerning the fund’s objective, strategy, and risks, please see the fund’s prospectus.)

The fund returned -4.83% for the 12 months ended October 31, 2011, while the index returned -3.82%. Because the return of the index does not include operational and transactional costs, the return of the fund tends to differ from that of the index. Timing differences in foreign exchange calculations represented part of why the fund underperformed the index.* Fair valuation of the fund’s holdings on the last trading day of the current period explains a majority of the fund’s underperformance compared with the index during the period (please see financial note 2 for more information).

Energy and Consumer Staples stocks added the most to the fund’s absolute performance (total return), reflecting the relatively solid returns generated by investments in these sectors combined with their average weights within the fund. Financial stocks detracted the most from the fund’s return. This sector represented roughly one-quarter of the fund and posted double-digit losses. Europe’s ongoing and largely unresolved sovereign debt crisis was a primary catalyst behind the poor performance of international financial stocks.

U.K. stocks helped the fund’s total return the most from a country allocation standpoint. The positive effect on the fund’s performance reflected the large average weight of this investment position compared with other country allocations, combined with the modestly positive return that these stocks generated. Stocks from France posted losses, and when combined with their relatively large weight in the fund, subtracted the most from the fund’s total return.

The fund used a replication investment approach and maintained a tight allocation across all countries, regions, sectors, market capitalizations, and valuation measures compared with the index.

As of 10/31/11:

 Country Weightings % of Equity Investments

United Kingdom	21.4%
Japan	13.9%
Canada	9.5%
France	9.4%
Switzerland	8.6%
Germany	7.9%
Australia	7.4%
United States**	4.1%
Spain	3.3%
Italy	2.5%
Other	12.0%
Total	100.0%

 Statistics

Number of Holdings	353
Weighted Average Market Cap ($ x 1,000,000)	$58,501
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	10%

 Sector Weightings % of Investments

Financials	23.3%
Energy	11.6%
Consumer Staples	11.1%
Materials	10.2%
Health Care	9.1%
Industrials	8.8%
Consumer Discretionary	7.6%
Telecommunication Services	6.4%
Utilities	4.2%
Information Technology	3.6%
Other	4.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

iShares MSCI EAFE Index Fund**	4.1%
Nestle S.A. - Reg’d	2.2%
HSBC Holdings plc	1.7%
Novartis AG - Reg’d	1.7%
Vodafone Group plc	1.6%
BP plc	1.5%
Royal Dutch Shell plc, A Shares	1.4%
BHP Billiton Ltd.	1.4%
Total S.A.	1.4%
Roche Holding AG	1.3%
Total	18.3%

Manager views and portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

*	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST), using exchange rates in place at that time. Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
**	Effective December 20, 2011, the fund’s investment strategy will change to require that the fund invest 80% of its net assets in stocks that are included in the MSCI EAFE Index. As a result of portfolio rebalancing, the fund held a large position in the iShares MSCI EAFE Index Fund at end of the period.
[1]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 10/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2001 – October 31, 2011
Performance of a Hypothetical
$10,000 Investment1,2,4

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	-4.83%	-2.38%	5.36%
Schwab International Index®	-3.82%	-2.02%	5.79%
MSCI EAFE Index®*	-3.64%	-1.95%	6.19%
Fund Category: Morningstar Foreign Large-Cap Blend	-6.43%	-2.49%	5.14%

Fund Expense Ratios5: Net 0.19%; Gross 0.21%

 Average Annual Total Returns After Tax1,2,3,4

	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	-5.26%	-2.74%	4.84%
Post-Liquidation (shares were sold)	-2.61%	-1.91%	4.53%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	-8.15%	-3.84%	4.22%
Post-Liquidation (shares were sold)	-4.88%	-2.60%	4.13%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective December 20, 2011, the fund’s benchmark index will change to the MSCI EAFE® Index. The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2011 and held through October 31, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/11	at 10/31/11	5/1/11–10/31/11

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$929.20	$0.44
Hypothetical 5% Return	0.09%	$1,000	$1,024.75	$0.46

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$921.30	$1.40
Hypothetical 5% Return	0.29%	$1,000	$1,023.74	$1.48

Schwab Small-Cap Index Fund®
Actual Return	0.19%	$1,000	$876.70	$0.90
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$920.10	$0.44
Hypothetical 5% Return	0.09%	$1,000	$1,024.75	$0.46

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$838.70	$0.88
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	18.70	16.28	15.28		24.28	21.56

Income (loss) from investment operations:
Net investment income (loss)	0.39	0.35	0.20		0.44	0.41
Net realized and unrealized gains (losses)	1.09	2.31	1.22		(9.02)	2.68

Total from investment operations	1.48	2.66	1.42		(8.58)	3.09
Less distributions:
Distributions from net investment income	(0.36)	(0.24)	(0.42)		(0.42)	(0.37)

Net asset value at end of period	19.82	18.70	16.28		15.28	24.28

Total return (%)	7.97	16.50	9.81		(35.92)	14.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	0.09	0.13	[2]	0.19	0.19
Gross operating expenses	0.10	0.10	0.16		0.21	0.20
Net investment income (loss)	1.96	1.97	2.09		2.06	1.78
Portfolio turnover rate	3	2	3	[3]	3	2
Net assets, end of period ($ x 1,000,000)	10,909	10,007	8,718		2,598	4,345

1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
3 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2011

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	8,824,947,361	10,701,120,014
1.7%	Short-Term Investments	182,670,166	182,670,166

99.8%	Total Investments	9,007,617,527	10,883,790,180
0.1%	Collateral Invested for Securities on Loan	10,781,362	10,781,362
0.1%	Other Assets and Liabilities, Net		14,018,050

100.0%	Net Assets		10,908,589,592

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.1% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	73,827,731

Banks 2.5%
U.S. Bancorp	1,800,028	0.4	46,062,717
Wells Fargo & Co.	4,954,909	1.2	128,381,692
Other Securities		0.9	102,156,227

		2.5	276,600,636

Capital Goods 7.9%
3M Co.	667,919	0.5	52,778,959
Caterpillar, Inc.	605,362	0.5	57,182,494
General Electric Co.	9,963,752	1.5	166,494,296
United Technologies Corp.	851,535	0.6	66,402,699
Other Securities		4.8	515,720,451

		7.9	858,578,899

Commercial & Professional Supplies 0.6%
Other Securities		0.6	59,551,322

Consumer Durables & Apparel 1.0%
Other Securities		1.0	106,891,771

Consumer Services 2.1%
McDonald’s Corp.	966,738	0.8	89,761,623
Other Securities		1.3	133,913,497

		2.1	223,675,120

Diversified Financials 5.7%
American Express Co.	975,741	0.5	49,392,009
Bank of America Corp.	9,478,911	0.6	64,740,962
Citigroup, Inc.	2,734,147	0.8	86,371,704
JPMorgan Chase & Co.	3,653,531	1.2	126,996,738
The Charles Schwab Corp. (b)	1,009,981	0.1	12,402,567
The Goldman Sachs Group, Inc.	473,969	0.5	51,923,304
Other Securities		2.0	234,151,638

		5.7	625,978,922

Energy 12.0%
Chevron Corp.	1,881,534	1.8	197,655,147
ConocoPhillips	1,286,590	0.8	89,610,993
Exxon Mobil Corp.	4,555,941	3.3	355,773,433
Occidental Petroleum Corp.	759,350	0.6	70,573,989
Schlumberger Ltd.	1,263,215	0.9	92,808,406
Other Securities		4.6	507,031,001

		12.0	1,313,452,969

Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	1,647,102	0.9	93,423,625
Other Securities		1.4	154,858,255

		2.3	248,281,880

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	1,955,891	0.5	53,884,797
Kraft Foods, Inc., Class A	1,654,854	0.5	58,217,764
PepsiCo, Inc.	1,480,863	0.9	93,220,326
Philip Morris International, Inc.	1,645,846	1.1	114,995,260
The Coca-Cola Co.	2,148,728	1.3	146,801,097
Other Securities		1.9	208,166,095

		6.2	675,285,339

Health Care Equipment & Services 3.9%
UnitedHealth Group, Inc.	1,005,610	0.4	48,259,224
Other Securities		3.5	380,384,718

		3.9	428,643,942

Household & Personal Products 2.4%
The Procter & Gamble Co.	2,574,690	1.5	164,754,413
Other Securities		0.9	93,053,852

		2.4	257,808,265

Insurance 3.6%
Berkshire Hathaway, Inc., Class B *	1,647,830	1.2	128,300,044
Other Securities		2.4	268,437,870

		3.6	396,737,914

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.5%
Other Securities		3.5	381,359,596

Media 3.1%
Comcast Corp., Class A	2,583,964	0.6	60,593,956
The Walt Disney Co.	1,735,183	0.6	60,523,183
Other Securities		1.9	212,793,537

		3.1	333,910,676

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	1,453,886	0.7	78,320,839
Amgen, Inc.	865,859	0.5	49,587,745
Bristol-Myers Squibb Co.	1,592,364	0.5	50,302,779
Johnson & Johnson	2,567,825	1.5	165,342,252
Merck & Co., Inc.	2,900,114	0.9	100,053,933
Pfizer, Inc.	7,310,833	1.3	140,806,643
Other Securities		2.0	219,105,723

		7.4	803,519,914

Real Estate 1.8%
Other Securities		1.8	198,635,117

Retailing 3.7%
Amazon.com, Inc. *	340,290	0.7	72,655,318
The Home Depot, Inc.	1,465,750	0.5	52,473,850
Other Securities		2.5	278,620,068

		3.7	403,749,236

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	4,920,305	1.1	120,744,285
Other Securities		1.3	144,881,026

		2.4	265,625,311

Software & Services 9.5%
Google, Inc., Class A *	235,862	1.3	139,781,256
International Business Machines Corp.	1,119,090	1.9	206,617,587
Microsoft Corp.	6,995,831	1.7	186,298,980
Oracle Corp.	3,692,686	1.1	121,009,320
Other Securities		3.5	387,078,169

		9.5	1,040,785,312

Technology Hardware & Equipment 7.3%
Apple, Inc. *	868,740	3.2	351,648,577
Cisco Systems, Inc.	5,153,828	0.9	95,500,433
EMC Corp. *	1,949,545	0.4	47,783,348
Hewlett-Packard Co.	1,959,508	0.5	52,142,508
QUALCOMM, Inc.	1,569,565	0.7	80,989,554
Other Securities		1.6	171,498,896

		7.3	799,563,316

Telecommunication Services 3.0%
AT&T, Inc.	5,552,836	1.5	162,753,623
Verizon Communications, Inc.	2,648,178	0.9	97,929,622
Other Securities		0.6	61,767,793

		3.0	322,451,038

Transportation 1.9%
United Parcel Service, Inc., Class B	923,318	0.6	64,853,856
Other Securities		1.3	145,549,501

		1.9	210,403,357

Utilities 3.6%
Other Securities		3.6	395,802,431

Total Common Stock
(Cost $8,824,947,361)			10,701,120,014

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.7% of net assets

Time Deposit 1.6%
Bank of America
0.03%, 11/01/11	170,540,163	1.6	170,540,163

U.S. Treasury Obligations 0.1%
Other Securities		0.1	12,130,003

Total Short-Term Investments
(Cost $182,670,166)			182,670,166

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investment Trust Government & Agency Portfolio	10,781,362	0.1	10,781,362

Total Collateral Invested for Securities on Loan
(Cost $10,781,362)			10,781,362

End of Collateral Invested for Securities on Loan.

At 10/31/11, tax basis cost of the fund’s investments was $9,051,852,174 and the unrealized appreciation and depreciation were $3,227,324,321 and ($1,395,386,315), respectively, with a net unrealized appreciation of $1,831,938,006.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

In addition to the above, the fund held the following at 10/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 12/16/11	2,900	181,148,500	8,117,863

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2011

Assets

Investments in affiliated issuers, at value (cost $11,500,984)		$12,402,567
Investments in unaffiliated issuers, at value (cost $8,996,116,543) including securities on loan of $9,899,324	+	10,871,387,613

Total investments, at value (cost $9,007,617,527)		10,883,790,180
Cash		7,329
Collateral invested for securities on loan		10,781,362
Receivables:
Investments sold		7,735,472
Fund shares sold		18,431,029
Dividends		12,264,207
Income from securities on loan		62,505
Foreign tax reclaims		22,725
Interest		142
Prepaid expenses	+	261,382

Total assets		10,933,356,333

Liabilities

Collateral held for securities on loan		10,781,362
Payables:
Investments bought		4,649,150
Investment adviser and administrator fees		51,971
Shareholder service fees		19,025
Fund shares redeemed		4,580,223
Due to brokers for futures		4,422,675
Accrued expenses	+	262,335

Total liabilities		24,766,741

Net Assets

Total assets		10,933,356,333
Total liabilities	−	24,766,741

Net assets		$10,908,589,592

Net Assets by Source
Capital received from investors		9,341,400,923
Net investment income not yet distributed		171,894,015
Net realized capital losses		(488,995,862)
Net unrealized capital gains		1,884,290,516

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$10,908,589,592		550,398,011		$19.82

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2010 through October 31, 2011

Investment Income

Dividends received from affiliated issuer		$219,259
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $2,081)		221,157,471
Interest		51,126
Securities on loan	+	936,991

Total investment income		222,364,847

Expenses

Investment adviser and administrator fees		6,520,782
Shareholder service fees		2,120,498
Transfer agent fees		449,335
Shareholder reports		293,263
Portfolio accounting fees		276,858
Custodian fees		215,160
Registration fees		108,470
Professional fees		101,400
Trustees’ fees		83,966
Interest expense		2,597
Other expenses	+	334,537

Total expenses		10,506,866
Expense reduction by CSIM and its affiliates	−	723,096
Payment for state filing fees (see financial note 11)	−	27,879

Net expenses	−	9,755,891

Net investment income		212,608,956

Realized and Unrealized Gains (Losses)

Net realized gains on investments		137,401,176
Net realized gains on futures contracts	+	174,072

Net realized gains		137,575,248
Net unrealized losses on affiliated issuer		(3,054,682)
Net unrealized gains on unaffiliated investments		445,509,569
Net unrealized gains on futures contracts	+	7,989,980

Net unrealized gains	+	450,444,867

Net realized and unrealized gains		588,020,115

Increase in net assets resulting from operations		$800,629,071

22 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

11/1/10-10/31/11			11/1/09-10/31/10
Net investment income		$212,608,956	$186,921,830
Net realized gains		137,575,248	41,883,358
Net unrealized gains	+	450,444,867	1,199,925,752

Increase in net assets from operations		800,629,071	1,428,730,940

Distributions to Shareholders

Distributions from net investment income		($191,615,698)	($130,372,304)

Transactions in Fund Shares

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		93,309,499	$1,842,476,643	77,474,237	$1,356,717,395
Shares reinvested		9,010,183	172,725,206	6,889,298	118,013,668
Shares redeemed	+	(87,190,945)	(1,722,551,980)	(84,582,907)	(1,483,749,859)

Net transactions in fund shares		15,128,737	$292,649,869	(219,372)	($9,018,796)

Shares Outstanding and Net Assets

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		535,269,274	$10,006,926,350	535,488,646	$8,717,586,510
Total increase or decrease	+	15,128,737	901,663,242	(219,372)	1,289,339,840

End of period		550,398,011	$10,908,589,592	535,269,274	$10,006,926,350

Net investment income not yet distributed			$171,894,015		$151,724,654

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	35.79	31.00	28.69		45.81	40.40

Income (loss) from investment operations:
Net investment income (loss)	0.62 [2]	0.57 [2]	0.54	[2]	0.66 [2]	0.60 [2]
Net realized and unrealized gains (losses)	2.07	4.80	2.41		(17.13)	5.33

Total from investment operations	2.69	5.37	2.95		(16.47)	5.93
Less distributions:
Distributions from net investment income	(0.57)	(0.58)	(0.64)		(0.62)	(0.52)
Distributions from net realized gains	(0.47)	—	—		(0.03)	—

Total distributions	(1.04)	(0.58)	(0.64)		(0.65)	(0.52)

Net asset value at end of period	37.44	35.79	31.00		28.69	45.81

Total return (%)	7.60	17.51	10.72		(36.43)	14.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	0.29	0.38	[3]	0.49	0.48
Gross operating expenses	0.34	0.35	0.44		0.49	0.48
Net investment income (loss)	1.64	1.71	1.96		1.68	1.39
Portfolio turnover rate	5	5	4		4	6
Net assets, end of period ($ x 1,000,000)	4,552	4,575	4,279		2,260	3,974

1 Effective September 18, 2009, the Select Share class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2011

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

100.0%		Common Stock	2,061,921,510	4,553,381,300

100.0%		Total Investments	2,061,921,510	4,553,381,300
0.2%		Collateral Invested for Securities on Loan	6,910,178	6,910,178
(0	.2)%	Other Assets and Liabilities, Net		(8,737,014)

100.0%		Net Assets		4,551,554,464

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 100.0% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	38,984,627

Banks 2.6%
U.S. Bancorp	680,905	0.4	17,424,359
Wells Fargo & Co.	1,863,096	1.1	48,272,817
Other Securities		1.1	53,795,057

		2.6	119,492,233

Capital Goods 8.2%
3M Co.	249,454	0.4	19,711,855
Caterpillar, Inc.	225,296	0.5	21,281,460
General Electric Co.	3,729,302	1.4	62,316,636
United Technologies Corp.	320,903	0.5	25,024,016
Other Securities		5.4	245,708,995

		8.2	374,042,962

Commercial & Professional Supplies 0.7%
Other Securities		0.7	33,211,223

Consumer Durables & Apparel 1.3%
Other Securities		1.3	58,857,714

Consumer Services 2.2%
McDonald’s Corp.	367,036	0.7	34,079,293
Other Securities		1.5	65,416,614

		2.2	99,495,907

Diversified Financials 5.4%
American Express Co.	371,777	0.4	18,819,352
Bank of America Corp.	3,490,241	0.5	23,838,346
Citigroup, Inc.	1,009,956	0.7	31,904,510
JPMorgan Chase & Co.	1,373,478	1.0	47,742,095
The Charles Schwab Corp. (a)	351,965	0.1	4,322,130
The Goldman Sachs Group, Inc.	175,132	0.4	19,185,711
Other Securities		2.3	100,180,548

		5.4	245,992,692

Energy 11.9%
Chevron Corp.	714,337	1.6	75,041,102
ConocoPhillips	495,066	0.8	34,481,347
Exxon Mobil Corp.	1,722,663	3.0	134,522,754
Occidental Petroleum Corp.	288,416	0.6	26,805,383
Schlumberger Ltd.	484,247	0.8	35,577,627
Other Securities		5.1	236,256,185

		11.9	542,684,398

Food & Staples Retailing 2.1%
CVS Caremark Corp.	478,311	0.4	17,362,689
Wal-Mart Stores, Inc.	635,627	0.8	36,052,763
Other Securities		0.9	40,617,983

		2.1	94,033,435

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	741,105	0.4	20,417,443
Kraft Foods, Inc., Class A	618,964	0.5	21,775,154
PepsiCo, Inc.	554,285	0.8	34,892,241
Philip Morris International, Inc.	625,065	1.0	43,673,292
The Coca-Cola Co.	805,074	1.2	55,002,656
Other Securities		2.0	92,076,539

		5.9	267,837,325

Health Care Equipment & Services 4.1%
UnitedHealth Group, Inc.	378,892	0.4	18,183,027
Other Securities		3.7	169,288,662

		4.1	187,471,689

Household & Personal Products 2.3%
The Procter & Gamble Co.	974,719	1.4	62,372,269
Other Securities		0.9	41,980,075

		2.3	104,352,344

Insurance 3.9%
Berkshire Hathaway, Inc., Class B *	611,212	1.0	47,588,966
Other Securities		2.9	129,077,502

		3.9	176,666,468

Materials 4.0%
Other Securities		4.0	180,925,574

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.1%
Comcast Corp., Class A	975,923	0.5	22,885,394
The Walt Disney Co.	663,160	0.5	23,131,021
Other Securities		2.1	96,714,665

		3.1	142,731,080

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	548,746	0.6	29,560,947
Amgen, Inc.	328,460	0.4	18,810,904
Bristol-Myers Squibb Co.	602,539	0.4	19,034,207
Johnson & Johnson	963,987	1.4	62,071,123
Merck & Co., Inc.	1,083,718	0.8	37,388,271
Pfizer, Inc.	2,777,751	1.2	53,499,484
Other Securities		2.5	110,151,460

		7.3	330,516,396

Real Estate 2.5%
Other Securities		2.5	112,996,963

Retailing 3.9%
Amazon.com, Inc. *	124,841	0.6	26,654,802
The Home Depot, Inc.	558,735	0.4	20,002,713
Other Securities		2.9	131,765,785

		3.9	178,423,300

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	1,879,980	1.0	46,134,709
Other Securities		1.6	72,372,331

		2.6	118,507,040

Software & Services 9.5%
Google, Inc., Class A *	88,511	1.2	52,455,159
International Business Machines Corp.	426,340	1.7	78,715,154
Microsoft Corp.	2,611,538	1.5	69,545,257
Oracle Corp.	1,374,010	1.0	45,026,308
Other Securities		4.1	184,886,968

		9.5	430,628,846

Technology Hardware & Equipment 7.0%
Apple, Inc. *	325,614	2.9	131,802,035
Cisco Systems, Inc.	1,967,415	0.8	36,456,200
EMC Corp. *	731,324	0.4	17,924,751
Hewlett-Packard Co.	738,468	0.4	19,650,633
QUALCOMM, Inc.	574,178	0.7	29,627,585
Other Securities		1.8	84,609,147

		7.0	320,070,351

Telecommunication Services 2.8%
AT&T, Inc.	2,089,577	1.3	61,245,502
Verizon Communications, Inc.	1,003,357	0.8	37,104,142
Other Securities		0.7	30,166,202

		2.8	128,515,846

Transportation 2.0%
United Parcel Service, Inc., Class B	348,635	0.5	24,488,123
Other Securities		1.5	68,061,270

		2.0	92,549,393

Utilities 3.8%
Other Securities		3.8	174,393,494

Total Common Stock
(Cost $2,061,921,510)			4,553,381,300

End of Investments.

Collateral Invested for Securities on Loan 0.2% of net assets

SSIT U.S. Government Money Market Fund	6,910,178	0.2	6,910,178

Total Collateral Invested for Securities on Loan
(Cost $6,910,178)			6,910,178

End of Collateral Invested for Securities on Loan.

At 10/31/11, the tax basis cost of the fund’s investments was $2,038,309,166 and the unrealized appreciation and depreciation were $2,649,757,514 and ($134,685,380), respectively, with a net unrealized appreciation of $2,515,072,134.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

26 See financial notes

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2011

Assets

Investments in affiliated issuers, at value (cost $1,615,081)		$4,322,130
Investments in unaffiliated issuers, at value (cost $2,060,306,429) including securities on loan of $6,399,393	+	4,549,059,170

Total investments, at value (cost $2,061,921,510)		4,553,381,300
Collateral invested for securities on loan		6,910,178
Receivables:
Dividends		4,796,868
Fund shares sold		3,019,208
Income from securities on loan		33,166
Foreign tax reclaims		8,275
Interest		41
Prepaid expenses	+	133,272

Total assets		4,568,282,308

Liabilities

Collateral held for securities on loan		6,910,178
Payables:
Investment adviser and administrator fees		70,228
Shareholder service fees		42,277
Due to custodian		7,198,015
Fund shares redeemed		2,327,741
Accrued expenses	+	179,405

Total liabilities		16,727,844

Net Assets

Total assets		4,568,282,308
Total liabilities	−	16,727,844

Net assets		$4,551,554,464

Net Assets by Source
Capital received from investors		1,784,471,999
Net investment income not yet distributed		68,967,233
Net realized capital gains		206,655,442
Net unrealized capital gains		2,491,459,790

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,551,554,464		121,575,249		$37.44

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2010 through October 31, 2011

Investment Income

Dividends received from affiliated issuer		$85,762
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $13,125)		91,096,688
Interest		29,928
Securities on loan	+	562,962

Total investment income		91,775,340

Expenses

Investment adviser and administrator fees		10,836,411
Shareholder service fees		4,642,267
Shareholder reports		202,982
Portfolio accounting fees		149,738
Transfer agent fees		104,418
Custodian fees		101,757
Professional fees		67,553
Trustees’ fees		53,719
Registration fees		50,311
Interest expense		6,484
Other expenses	+	119,498

Total expenses		16,335,138
Expense reduction by CSIM and its affiliates	−	2,569,881
Custody credits	−	122

Net expenses	−	13,765,135

Net investment income		78,010,205

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		281,316
Net realized gains on unaffiliated investments		200,151,747
Net realized gains on futures contracts	+	1,369,053

Net realized gains		201,802,116
Net unrealized losses on affiliated issuer		(1,327,209)
Net unrealized gains on unaffiliated investments		70,624,301
Net unrealized losses on futures contracts	+	(8,122)

Net unrealized gains	+	69,288,970

Net realized and unrealized gains		271,091,086

Increase in net assets resulting from operations		$349,101,291

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

11/1/10-10/31/11			11/1/09-10/31/10
Net investment income		$78,010,205	$76,646,671
Net realized gains		201,802,116	58,671,007
Net unrealized gains	+	69,288,970	583,282,542

Increase in net assets from operations		349,101,291	718,600,220

Distributions to Shareholders

Distributions from net investment income		(72,629,008)	(78,998,534)
Distributions from net realized gains	+	(59,077,498)	—

Total distributions		($131,706,506)	($78,998,534)

Transactions in Fund Shares

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,119,509	$304,265,267	7,828,659	$261,539,915
Shares reinvested		3,151,858	114,822,202	2,124,208	69,015,533
Shares redeemed	+	(17,520,002)	(660,242,679)	(20,167,504)	(673,928,250)

Net transactions in fund shares		(6,248,635)	($241,155,210)	(10,214,637)	($343,372,802)

Shares Outstanding and Net Assets

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,823,884	$4,575,314,889	138,038,521	$4,279,086,005
Total increase or decrease	+	(6,248,635)	(23,760,425)	(10,214,637)	296,228,884

End of period		121,575,249	$4,551,554,464	127,823,884	$4,575,314,889

Net investment income not yet distributed			$68,967,233		$56,870,446

See financial notes 29

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	19.18	15.14	13.85		25.35	25.97

Income (loss) from investment operations:
Net investment income (loss)	0.25 [2]	0.22 [2]	0.18	[2]	0.33 [2]	0.35 [2]
Net realized and unrealized gains (losses)	1.37	3.97	1.40		(7.89)	2.36

Total from investment operations	1.62	4.19	1.58		(7.56)	2.71
Less distributions:
Distributions from net investment income	(0.20)	(0.15)	(0.29)		(0.32)	(0.28)
Distributions from net realized gains	(0.05)	—	—		(3.62)	(3.05)

Total distributions	(0.25)	(0.15)	(0.29)		(3.94)	(3.33)

Net asset value at end of period	20.55	19.18	15.14		13.85	25.35

Total return (%)	8.45	27.85	11.98		(34.48)	11.35

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.19	0.28	[3]	0.42	0.42
Gross operating expenses	0.19	0.20	0.33		0.42	0.42
Net investment income (loss)	1.18	1.23	1.41		1.78	1.43
Portfolio turnover rate	26	33	26		64	31
Net assets, end of period ($ x 1,000,000)	1,502	1,406	1,142		628	969

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

30 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2011

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.4%		Common Stock	1,332,736,154	1,492,931,898
0.0%		Rights	—	—
0.0%		Warrants	—	—
0.2%		Short-Term Investment	2,705,000	2,705,000

99.6%		Total Investments	1,335,441,154	1,495,636,898
2.7%		Collateral Invested for Securities on Loan	40,423,756	40,423,756
(2	.3)%	Other Assets and Liabilities, Net		(34,384,644)

100.0%		Net Assets		1,501,676,010

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.4% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	9,249,878

Banks 6.3%
Hancock Holding Co.	147,149	0.3	4,458,615
Signature Bank *	80,509	0.3	4,488,377
Other Securities		5.7	85,574,903

		6.3	94,521,895

Capital Goods 9.8%
HEICO Corp.	64,356	0.2	3,669,579
Hexcel Corp. *	180,083	0.3	4,449,851
Robbins & Myers, Inc.	83,000	0.2	3,709,270
Teledyne Technologies, Inc. *	67,200	0.2	3,660,384
Other Securities		8.9	131,801,824

		9.8	147,290,908

Commercial & Professional Supplies 4.1%
Other Securities		4.1	61,033,827

Consumer Durables & Apparel 2.4%
Carter’s, Inc. *	94,414	0.2	3,596,229
Other Securities		2.2	31,872,109

		2.4	35,468,338

Consumer Services 5.1%
Six Flags Entertainment Corp.	100,000	0.2	3,590,000
Other Securities		4.9	72,926,700

		5.1	76,516,700

Diversified Financials 2.4%
Other Securities		2.4	36,543,743

Energy 5.4%
Bill Barrett Corp. *	84,200	0.2	3,502,720
CVR Energy, Inc. *	139,600	0.2	3,456,496
Energy XXI (Bermuda) Ltd. *	130,700	0.3	3,838,659
Helix Energy Solutions Group, Inc. *	194,300	0.2	3,509,058
Rosetta Resources, Inc. *	96,500	0.3	4,278,810
Other Securities		4.2	62,818,135

		5.4	81,403,878

Food & Staples Retailing 1.3%
Other Securities		1.3	19,380,083

Food, Beverage & Tobacco 2.4%
TreeHouse Foods, Inc. *	63,600	0.3	3,901,224
Other Securities		2.1	32,029,722

		2.4	35,930,946

Health Care Equipment & Services 7.2%
Catalyst Health Solutions, Inc. *	90,100	0.3	4,952,797
Healthspring, Inc. *	123,844	0.4	6,680,145
HMS Holdings Corp. *	156,000	0.3	3,812,640
LifePoint Hospitals, Inc. *	91,600	0.2	3,541,256
Owens & Minor, Inc.	117,500	0.2	3,515,600
Thoratec Corp. *	101,700	0.2	3,713,067
WellCare Health Plans, Inc. *	74,600	0.2	3,656,146
Other Securities		5.4	78,307,632

		7.2	108,179,283

Household & Personal Products 0.8%
Nu Skin Enterprises, Inc., Class A	93,622	0.3	4,730,720
Other Securities		0.5	6,737,772

		0.8	11,468,492

Insurance 3.2%
ProAssurance Corp.	56,000	0.3	4,286,800
Other Securities		2.9	43,812,570

		3.2	48,099,370

Materials 5.1%
Carpenter Technology Corp.	77,400	0.3	4,390,128
Coeur d’Alene Mines Corp. *	156,650	0.3	4,005,541
NewMarket Corp.	17,700	0.2	3,436,278

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		4.3	65,542,675

		5.1	77,374,622

Media 1.7%
Other Securities		1.7	24,883,593

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Cepheid, Inc. *	108,100	0.3	3,878,628
Cubist Pharmaceuticals, Inc. *	104,932	0.3	3,967,479
Medicis Pharmaceutical Corp., Class A	111,749	0.3	4,278,869
Pharmasset, Inc. *	128,400	0.6	9,039,360
Questcor Pharmaceuticals, Inc. *	108,100	0.3	4,389,941
Seattle Genetics, Inc. *	177,398	0.3	3,902,756
Other Securities		3.6	55,466,929

		5.7	84,923,962

Real Estate 6.5%
Equity Lifestyle Properties, Inc.	69,259	0.3	4,580,098
Extra Space Storage, Inc.	169,558	0.3	3,820,142
Home Properties, Inc.	77,265	0.3	4,550,908
Kilroy Realty Corp.	107,100	0.3	3,929,499
LaSalle Hotel Properties	148,726	0.2	3,556,039
Post Properties, Inc.	87,667	0.2	3,601,360
Tanger Factory Outlet Centers, Inc.	139,100	0.3	3,917,056
Other Securities		4.6	69,926,462

		6.5	97,881,564

Retailing 5.3%
Chico’s FAS, Inc.	311,500	0.3	3,850,140
Rent-A-Center, Inc.	118,505	0.3	4,046,946
Other Securities		4.7	72,062,382

		5.3	79,959,468

Semiconductors & Semiconductor Equipment 3.6%
Other Securities		3.6	53,966,035

Software & Services 7.6%
CommVault Systems, Inc. *	81,200	0.2	3,457,496
NeuStar, Inc., Class A *	135,900	0.3	4,320,261
Other Securities		7.1	106,968,410

		7.6	114,746,167

Technology Hardware & Equipment 5.1%
Diebold, Inc.	115,500	0.2	3,728,340
Other Securities		4.9	73,355,708

		5.1	77,084,048

Telecommunication Services 1.3%
Level 3 Communications, Inc. *	260,298	0.5	6,947,354
Other Securities		0.8	12,761,292

		1.3	19,708,646

Transportation 2.6%
Landstar System, Inc.	85,400	0.3	3,811,402
Other Securities		2.3	34,673,911

		2.6	38,485,313

Utilities 3.9%
Cleco Corp.	106,900	0.3	3,941,403
IDACORP, Inc.	87,700	0.2	3,541,326
New Jersey Resources Corp.	73,800	0.2	3,470,076
WGL Holdings, Inc.	91,300	0.3	3,908,553
Other Securities		2.9	43,969,781

		3.9	58,831,139

Total Common Stock
(Cost $1,332,736,154)			1,492,931,898

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligations 0.2%
Other Securities		0.2	2,705,000

Total Short-Term Investment
(Cost $2,705,000)			2,705,000

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 2.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	40,423,756	2.7	40,423,756

Total Collateral Invested for Securities on Loan
(Cost $40,423,756)			40,423,756

End of Collateral Invested for Securities on Loan.

At 10/31/11 the tax basis cost of the fund’s investments was $1,342,201,749 and the unrealized appreciation and

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

depreciation were $331,444,840 and ($178,009,691), respectively, with a net unrealized appreciation of $153,435,149.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $127,375 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 10/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 12/16/11	90	6,653,700	206,992

See financial notes 33

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of October 31, 2011

Assets

Investments, at value (cost $1,335,441,154) including securities on loan of $38,047,860		$1,495,636,898
Collateral invested for securities on loan		40,423,756
Receivables:
Investments sold		8,174,047
Fund shares sold		1,663,127
Dividends		603,283
Income from securities on loan		250,679
Receivable from investment adviser		623
Prepaid expenses	+	41,235

Total assets		1,546,793,648

Liabilities

Collateral held for securities on loan		40,423,756
Payables:
Investments bought		1,491,259
Investment adviser and administrator fees		19,854
Shareholder service fees		2,926
Due to custodian		2,410,381
Fund shares redeemed		666,640
Due to brokers for futures		22,191
Accrued expenses	+	80,631

Total liabilities		45,117,638

Net Assets

Total assets		1,546,793,648
Total liabilities	−	45,117,638

Net assets		$1,501,676,010

Net Assets by Source
Capital received from investors		1,242,735,453
Net investment income not yet distributed		21,301,466
Net realized capital gains		77,236,355
Net unrealized capital gains		160,402,736

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,501,676,010		73,091,655		$20.55

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2010 through October 31, 2011

Investment Income

Dividends (net of foreign withholding taxes of $1,208)		$18,901,415
Interest		5,805
Securities on loan	+	2,504,628

Total investment income		21,411,848

Expenses

Investment adviser and administrator fees		2,345,717
Shareholder service fees		309,179
Portfolio accounting fees		80,861
Shareholder reports		77,384
Transfer agent fees		52,993
Professional fees		49,002
Custodian fees		42,209
Registration fees		32,275
Trustees’ fees		17,157
Interest expense		1,158
Other expenses	+	37,934

Total expenses		3,045,869
Expense reduction by CSIM and its affiliates	−	84,581
Payment for state filing fees (see financial note 11)	−	15,440

Net expenses	−	2,945,848

Net investment income		18,466,000

Realized and Unrealized Gains (Losses)

Net realized gains on investments		93,195,186
Net realized gains on futures contracts	+	2,180,995

Net realized gains		95,376,181
Net unrealized gains on investments		7,885,245
Net unrealized gains on futures contracts	+	197,344

Net unrealized gains	+	8,082,589

Net realized and unrealized gains		103,458,770

Increase in net assets resulting from operations		$121,924,770

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

11/1/10-10/31/11			11/1/09-10/31/10
Net investment income		$18,466,000	$16,175,241
Net realized gains		95,376,181	83,503,173
Net unrealized gains	+	8,082,589	214,131,549

Increase in net assets from operations		121,924,770	313,809,963

Distributions to Shareholders

Distributions from net investment income		(14,254,530)	(11,038,239)
Distributions from net realized gains	+	(4,031,438)	—

Total distributions		($18,285,968)	($11,038,239)

Transactions in Fund Shares

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,936,269	$309,163,569	12,649,438	$222,755,641
Shares reinvested		814,081	16,827,051	641,064	10,224,972
Shares redeemed	+	(15,965,406)	(333,977,185)	(15,417,491)	(271,677,060)

Net transactions in fund shares		(215,056)	($7,986,565)	(2,126,989)	($38,696,447)

Shares Outstanding and Net Assets

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		73,306,711	$1,406,023,773	75,433,700	$1,141,948,496
Total increase or decrease	+	(215,056)	95,652,237	(2,126,989)	264,075,277

End of period		73,091,655	$1,501,676,010	73,306,711	$1,406,023,773

Net investment income not yet distributed			$21,301,466		$9,010,974

36 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	21.57	18.50	17.08	27.04	23.90

Income (loss) from investment operations:
Net investment income (loss)	0.41	0.37	0.24	0.40	0.37
Net realized and unrealized gains (losses)	1.33	3.02	1.55	(9.93)	3.09

Total from investment operations	1.74	3.39	1.79	(9.53)	3.46
Less distributions:
Distributions from net investment income	(0.39)	(0.32)	(0.37)	(0.37)	(0.32)
Distributions from net realized gains	—	—	—	(0.06)	—

Total distributions	(0.39)	(0.32)	(0.37)	(0.43)	(0.32)

Net asset value at end of period	22.92	21.57	18.50	17.08	27.04

Total return (%)	8.14	18.53	10.92	(35.76)	14.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	0.09	0.21 [2]	0.38	0.37
Gross operating expenses	0.11	0.11	0.28	0.38	0.37
Net investment income (loss)	1.79	1.85	2.02	1.71	1.49
Portfolio turnover rate	1	3	5	1	0 [3]
Net assets, end of period ($ x 1,000,000)	1,747	1,470	1,205	585	906

1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
3 Less than 1%.

See financial notes 37

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2011

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	1,418,654,506	1,730,168,207
0.0%		Rights	—	29
0.0%		Warrants	—	—
0.8%		Short-Term Investments	14,293,902	14,293,902

99.8%		Total Investments	1,432,948,408	1,744,462,138
0.3%		Collateral Invested for Securities on Loan	4,856,627	4,856,627
(0	.1)%	Other Assets and Liabilities, Net		(2,496,426)

100.0%		Net Assets		1,746,822,339

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	16,144,090

Banks 3.0%
U.S. Bancorp	237,031	0.3	6,065,623
Wells Fargo & Co.	616,306	0.9	15,968,489
Other Securities		1.8	30,228,076

		3.0	52,262,188

Capital Goods 7.9%
3M Co.	80,000	0.4	6,321,600
Caterpillar, Inc.	71,100	0.4	6,716,106
General Electric Co.	1,319,666	1.3	22,051,619
United Technologies Corp.	100,068	0.4	7,803,303
Other Securities		5.4	95,847,732

		7.9	138,740,360

Commercial & Professional Supplies 1.0%
Other Securities		1.0	16,867,463

Consumer Durables & Apparel 1.4%
Other Securities		1.4	23,957,011

Consumer Services 2.4%
McDonald’s Corp.	127,709	0.7	11,857,781
Other Securities		1.7	30,044,080

		2.4	41,901,861

Diversified Financials 5.1%
American Express Co.	132,650	0.4	6,714,743
Bank of America Corp.	1,244,956	0.5	8,503,049
Citigroup, Inc.	358,528	0.6	11,325,900
JPMorgan Chase & Co.	490,444	1.0	17,047,833
The Charles Schwab Corp. (b)	126,026	0.1	1,547,599
Other Securities		2.5	44,300,739

		5.1	89,439,863

Energy 11.2%
Chevron Corp.	248,739	1.5	26,130,032
ConocoPhillips	163,223	0.7	11,368,482
Exxon Mobil Corp.	605,034	2.7	47,247,105
Occidental Petroleum Corp.	100,820	0.5	9,370,211
Schlumberger Ltd.	170,260	0.7	12,509,002
Other Securities		5.1	89,454,280

		11.2	196,079,112

Food & Staples Retailing 2.0%
CVS Caremark Corp.	168,140	0.3	6,103,482
Wal-Mart Stores, Inc.	218,100	0.7	12,370,632
Other Securities		1.0	15,892,865

		2.0	34,366,979

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	257,300	0.4	7,088,615
Kraft Foods, Inc., Class A	200,513	0.4	7,054,047
PepsiCo, Inc.	195,858	0.7	12,329,261
Philip Morris International, Inc.	220,300	0.9	15,392,361
The Coca-Cola Co.	262,700	1.0	17,947,664
Other Securities		2.0	34,687,172

		5.4	94,499,120

Health Care Equipment & Services 4.3%
UnitedHealth Group, Inc.	137,080	0.4	6,578,469
Other Securities		3.9	68,944,896

		4.3	75,523,365

Household & Personal Products 2.2%
The Procter & Gamble Co.	343,215	1.3	21,962,328
Other Securities		0.9	15,958,022

		2.2	37,920,350

Insurance 3.8%
Berkshire Hathaway, Inc., Class B *	236,774	1.1	18,435,224
Other Securities		2.7	48,197,655

		3.8	66,632,879

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.1%
Other Securities		4.1	70,755,280

Media 3.0%
Comcast Corp., Class A	277,004	0.4	6,495,744
The Walt Disney Co.	219,693	0.4	7,662,892
Other Securities		2.2	37,979,960

		3.0	52,138,596

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Abbott Laboratories	193,305	0.6	10,413,340
Amgen, Inc.	115,268	0.4	6,601,398
Bristol-Myers Squibb Co.	212,450	0.4	6,711,295
Johnson & Johnson	338,670	1.2	21,806,961
Merck & Co., Inc.	380,170	0.8	13,115,865
Pfizer, Inc.	996,301	1.1	19,188,757
Other Securities		2.6	46,657,488

		7.1	124,495,104

Real Estate 3.1%
Other Securities		3.1	54,262,647

Retailing 3.9%
Amazon.com, Inc. *	43,200	0.5	9,223,632
The Home Depot, Inc.	201,570	0.4	7,216,206
Other Securities		3.0	52,015,503

		3.9	68,455,341

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	661,732	0.9	16,238,903
Other Securities		1.8	30,581,025

		2.7	46,819,928

Software & Services 9.3%
Google, Inc., Class A *	31,450	1.1	18,638,528
International Business Machines Corp.	150,710	1.6	27,825,587
Microsoft Corp.	924,750	1.4	24,626,092
Oracle Corp.	473,249	0.9	15,508,370
Other Securities		4.3	75,360,961

		9.3	161,959,538

Technology Hardware & Equipment 6.9%
Apple, Inc. *	114,900	2.7	46,509,222
Cisco Systems, Inc.	685,009	0.7	12,693,217
EMC Corp. *	253,686	0.4	6,217,844
Hewlett-Packard Co.	268,636	0.4	7,148,404
QUALCOMM, Inc.	207,600	0.6	10,712,160
Other Securities		2.1	37,771,481

		6.9	121,052,328

Telecommunication Services 2.7%
AT&T, Inc.	734,556	1.2	21,529,836
Verizon Communications, Inc.	348,072	0.7	12,871,703
Other Securities		0.8	12,953,173

		2.7	47,354,712

Transportation 1.9%
United Parcel Service, Inc., Class B	87,380	0.4	6,137,571
Other Securities		1.5	26,925,917

		1.9	33,063,488

Utilities 3.7%
Other Securities		3.7	65,476,604

Total Common Stock
(Cost $1,418,654,506)			1,730,168,207

Rights 0.0% of net assets

Banks 0.0%
Other Securities		0.0	29

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			29

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Bank of America
0.03%, 11/01/11	12,648,902	0.7	12,648,902

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,645,000

Total Short-Term Investments
(Cost $14,293,902)			14,293,902

End of Investments.

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.3% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	4,856,627	0.3	4,856,627

Total Collateral Invested for Securities on Loan
(Cost $4,856,627)			4,856,627

End of Collateral Invested for Securities on Loan.

At 10/31/11 the tax basis cost of the fund’s investments was $1,444,456,294 and the unrealized appreciation and depreciation were $505,574,423 and ($205,568,579), respectively, with a net unrealized appreciation of $300,005,844.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $8,396 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 10/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 12/16/11	70	5,175,100	396,770
S&P 500 Index, e-mini, Long, expires 12/16/11	135	8,432,775	643,476

Net unrealized gains			1,040,246

40 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of October 31, 2011

Assets

Investments in affiliated issuers, at value (cost $2,486,364)		$1,547,599
Investments in unaffiliated issuers, at value (cost $1,430,462,044) including securities on loan of $4,539,646	+	1,742,914,539

Total investments, at value (cost $1,432,948,408)		1,744,462,138
Collateral invested for securities on loan		4,856,627
Receivables:
Fund shares sold		2,073,523
Dividends		1,725,930
Income from securities on loan		29,657
Foreign tax reclaims		2,887
Interest		10
Prepaid expenses	+	43,828

Total assets		1,753,194,600

Liabilities

Collateral held for securities on loan		4,856,627
Payables:
Investment adviser and administrator fees		6,585
Shareholder service fees		3,189
Fund shares redeemed		1,063,761
Due to brokers for futures		354,700
Accrued expenses	+	87,399

Total liabilities		6,372,261

Net Assets

Total assets		1,753,194,600
Total liabilities	−	6,372,261

Net assets		$1,746,822,339

Net Assets by Source
Capital received from investors		1,441,373,231
Net investment income not yet distributed		25,269,704
Net realized capital losses		(32,374,572)
Net unrealized capital gains		312,553,976

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,746,822,339		76,225,346		$22.92

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2010 through October 31, 2011

Investment Income

Dividends received from affiliated issuer		$27,599
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $5,354)		31,779,044
Interest		10,674
Securities on loan	+	331,060

Total investment income		32,148,377

Expenses

Investment adviser and administrator fees		1,024,203
Shareholder service fees		334,519
Portfolio accounting fees		99,601
Transfer agent fees		75,755
Shareholder reports		75,068
Registration fees		54,904
Professional fees		49,292
Custodian fees		47,375
Trustees’ fees		17,845
Interest expense		1,146
Other expenses	+	36,562

Total expenses		1,816,270
Expense reduction by CSIM and its affiliates	−	278,819
Payment for state filing fees (see financial note 11)	−	25,662

Net expenses	−	1,511,789

Net investment income		30,636,588

Realized and Unrealized Gains (Losses)

Net realized gains on investments		573,433
Net realized gains on futures contracts	+	2,187,717

Net realized gains		2,761,150
Net unrealized losses on affiliated issuer		(461,362)
Net unrealized gains on unaffiliated investments		81,726,746
Net unrealized gains on futures contracts	+	83,953

Net unrealized gains	+	81,349,337

Net realized and unrealized gains		84,110,487

Increase in net assets resulting from operations		$114,747,075

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

11/1/10-10/31/11			11/1/09-10/31/10
Net investment income		$30,636,588	$24,843,447
Net realized gains (losses)		2,761,150	(5,259,869)
Net unrealized gains	+	81,349,337	205,159,657

Increase in net assets from operations		114,747,075	224,743,235

Distributions to Shareholders

Distributions from net investment income		($26,769,873)	($20,970,578)

Transactions in Fund Shares

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,264,739	$513,941,756	15,037,117	$303,313,169
Shares reinvested		1,030,256	22,943,799	918,372	17,825,608
Shares redeemed	+	(15,226,159)	(348,432,230)	(12,936,100)	(259,233,074)

Net transactions in fund shares		8,068,836	$188,453,325	3,019,389	$61,905,703

Shares Outstanding and Net Assets

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,156,510	$1,470,391,812	65,137,121	$1,204,713,452
Total increase	+	8,068,836	276,430,527	3,019,389	265,678,360

End of period		76,225,346	$1,746,822,339	68,156,510	$1,470,391,812

Net investment income not yet distributed			$25,269,704		$21,644,849

See financial notes 43

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	17.31	16.26	13.95	25.95	21.14

Income (loss) from investment operations:
Net investment income (loss)	0.57	0.48	0.37	0.68	0.54
Net realized and unrealized gains (losses)	(1.38)	1.01	2.58	(12.13)	4.93

Total from investment operations	(0.81)	1.49	2.95	(11.45)	5.47
Less distributions:
Distributions from net investment income	(0.48)	(0.44)	(0.64)	(0.55)	(0.66)

Net asset value at end of period	16.02	17.31	16.26	13.95	25.95

Total return (%)	(4.83)	9.31	22.55	(45.02)	26.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.19	0.32 [2]	0.50	0.50
Gross operating expenses	0.21	0.22	0.41	0.54	0.54
Net investment income (loss)	3.26	2.88	2.92	3.15	2.34
Portfolio turnover rate	10	13	21	10	5
Net assets, end of period ($ x 1,000,000)	1,375	1,471	1,369	711	1,264

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

44 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2011

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.1%	Common Stock	1,064,505,397	1,308,416,799
0.3%	Preferred Stock	2,869,550	3,798,553
4.1%	Other Investment Company	59,206,235	56,297,750

99.5%	Total Investments	1,126,581,182	1,368,513,102
0.4%	Collateral Invested for Securities on Loan	5,801,760	5,801,760
0.1%	Other Assets and Liabilities, Net		823,975

100.0%	Net Assets		1,375,138,837

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 95.1% of net assets

Australia 7.4%
Australia & New Zealand Banking Group Ltd.	397,907	0.7	8,991,269
BHP Billiton Ltd.	486,822	1.4	19,056,448
Commonwealth Bank of Australia	239,050	0.9	12,280,005
National Australia Bank Ltd.	333,721	0.6	8,913,492
Westpac Banking Corp.	459,492	0.8	10,663,077
Other Securities		3.0	41,739,096

		7.4	101,643,387

Austria 0.1%
Other Securities		0.1	1,959,703

Belgium 0.6%
Other Securities		0.6	9,094,496

Canada 9.5%
Bank of Nova Scotia	164,704	0.6	8,680,112
Barrick Gold Corp.	153,921	0.6	7,599,150
Royal Bank of Canada	217,968	0.8	10,632,159
Suncor Energy, Inc.	238,799	0.6	7,606,590
The Toronto-Dominion Bank	136,432	0.7	10,297,245
Other Securities		6.2	85,356,241

		9.5	130,171,497

China 0.2%
Other Securities		0.2	2,298,995

Denmark 0.8%
Novo Nordisk A/S, Class B	64,228	0.5	6,818,855
Other Securities		0.3	4,481,597

		0.8	11,300,452

Finland 0.7%
Other Securities		0.7	9,117,651

France 9.3%
BNP Paribas S.A.	162,308	0.5	7,247,842
DANONE S.A.	98,288	0.5	6,813,609
Sanofi	175,865	0.9	12,581,207
Total S.A.	356,248	1.4	18,588,030
Other Securities		6.0	82,828,386

		9.3	128,059,074

Germany 7.6%
Allianz SE - Reg’d	68,946	0.6	7,671,076
BASF SE	139,330	0.7	10,170,503
Bayer AG - Reg’d	125,445	0.6	7,992,347
Daimler AG - Reg’d	135,920	0.5	6,903,250
E.ON AG	303,545	0.5	7,319,981
SAP AG	136,681	0.6	8,264,816
Siemens AG - Reg’d	124,799	1.0	13,081,531
Other Securities		3.1	42,595,904

		7.6	103,999,408

Hong Kong 2.3%
Other Securities		2.3	32,474,754

Ireland 0.1%
Other Securities		0.1	1,965,467

Israel 0.5%
Other Securities		0.5	6,564,036

Italy 2.5%
Eni S.p.A.	447,375	0.7	9,888,733
Other Securities		1.8	24,413,462

		2.5	34,302,195

Japan 13.9%
Canon, Inc.	182,895	0.6	8,303,031
Honda Motor Co., Ltd.	237,139	0.5	7,091,342
Mitsubishi UFJ Financial Group, Inc.	2,147,209	0.7	9,331,634
Toyota Motor Corp.	403,303	1.0	13,389,969
Other Securities		11.1	152,827,300

		13.9	190,943,276

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.2%
Unilever N.V. CVA	260,118	0.7	8,980,225
Other Securities		1.5	20,975,807

		2.2	29,956,032

Norway 0.8%
Other Securities		0.8	10,743,507

Portugal 0.2%
Other Securities		0.2	3,120,150

Singapore 1.2%
Other Securities		1.2	16,693,129

Spain 3.3%
Banco Santander S.A.	1,306,490	0.8	11,057,944
Telefonica S.A.	613,907	0.9	13,046,504
Other Securities		1.6	20,833,956

		3.3	44,938,404

Sweden 2.0%
Other Securities		2.0	28,318,757

Switzerland 8.6%
Nestle S.A. - Reg’d	525,628	2.2	30,401,094
Novartis AG - Reg’d	416,501	1.7	23,463,696
Roche Holding AG	106,576	1.3	17,485,852
UBS AG - Reg’d *	581,118	0.5	7,344,290
Other Securities		2.9	39,327,609

		8.6	118,022,541

United Kingdom 21.3%
Anglo American plc	200,720	0.5	7,358,490
AstraZeneca plc	204,392	0.7	9,812,691
BG Group plc	514,209	0.8	11,150,114
BHP Billiton plc	320,394	0.7	10,089,040
BP plc	2,873,603	1.5	21,146,375
British American Tobacco plc	300,013	1.0	13,755,690
Diageo plc	379,847	0.6	7,861,224
GlaxoSmithKline plc	770,586	1.3	17,293,765
HSBC Holdings plc	2,706,394	1.7	23,614,121
Rio Tinto plc	223,527	0.9	12,092,567
Royal Dutch Shell plc, A Shares	548,991	1.4	19,447,845
Royal Dutch Shell plc, B Shares	408,945	1.1	14,672,192
Standard Chartered plc	294,899	0.5	6,881,269
Tesco plc	1,215,869	0.6	7,839,211
Vodafone Group plc	7,714,407	1.6	21,420,479
Other Securities		6.4	88,294,815

		21.3	292,729,888

Total Common Stock
(Cost $1,064,505,397)			1,308,416,799

Preferred Stock 0.3% of net assets

Germany 0.3%
Other Securities		0.3	3,798,553

Total Preferred Stock
(Cost $2,869,550)			3,798,553

Other Investment Company 4.1% of net assets

United States 4.1%
iShares MSCI EAFE Index Fund (cost $59,206,235)	1,075,000	4.1	56,297,750

Total Other Investment Company
(Cost $59,206,235)			56,297,750

End of Investments.

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	5,801,760	0.4	5,801,760

Total Collateral Invested for Securities on Loan
(Cost $5,801,760)			5,801,760

End of Collateral Invested for Securities on Loan.

At 10/31/11, the tax basis cost of the fund’s investments was $1,145,372,793 and the unrealized appreciation and depreciation were $412,847,229 and ($189,706,920), respectively, with a net unrealized appreciation of $223,140,309.

At 10/31/11, the values of certain foreign securities held by the fund aggregating $1,178,330,751 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $32,986 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered

46 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of October 31, 2011

Assets

Investments, at value (cost $1,126,581,182) including securities on loan of $5,423,729		$1,368,513,102
Foreign currency, at value (cost $557,606)		551,564
Collateral invested for securities on loan		5,801,760
Receivables:
Investments sold		81,117,009
Dividends		2,795,765
Foreign tax reclaims		996,308
Fund shares sold		815,449
Income from securities on loan		36,291
Prepaid expenses	+	41,277

Total assets		1,460,668,525

Liabilities

Collateral held for securities on loan		5,801,760
Payables:
Investments bought		77,728,063
Investment adviser and administrator fees		15,410
Shareholder service fees		2,466
Due to custodian		1,314,401
Fund shares redeemed		542,228
Accrued expenses	+	125,360

Total liabilities		85,529,688

Net Assets

Total assets		1,460,668,525
Total liabilities	−	85,529,688

Net assets		$1,375,138,837

Net Assets by Source
Capital received from investors		1,185,706,443
Net investment income not yet distributed		34,013,997
Net realized capital losses		(86,449,191)
Net unrealized capital gains		241,867,588

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,375,138,837		85,846,006		$16.02

See financial notes 47

 Schwab International Index Fund

Statement of
Operations
For November 1, 2010 through October 31, 2011

Investment Income

Dividends (net of foreign withholding taxes of $4,725,127)		$50,145,676
Interest		518
Securities on loan	+	1,409,338

Total investment income		51,555,532

Expenses

Investment adviser and administrator fees		2,243,729
Shareholder service fees		292,792
Custodian fees		254,635
Portfolio accounting fees		98,194
Shareholder reports		82,501
Transfer agent fees		69,534
Professional fees		51,599
Registration fees		37,195
Trustees’ fees		16,846
Interest expense		3,527
Other expenses	+	47,621

Total expenses		3,198,173
Expense reduction by CSIM and its affiliates	−	352,589

Net expenses	−	2,845,584

Net investment income		48,709,948

Realized and Unrealized Gains (Losses)

Net realized gains on investments		35,570,118
Net realized losses on foreign currency transactions	+	(105,885)

Net realized gains		35,464,233
Net unrealized losses on investments		(150,971,210)
Net unrealized losses on foreign currency translations	+	(227,231)

Net unrealized losses	+	(151,198,441)

Net realized and unrealized losses		(115,734,208)

Decrease in net assets resulting from operations		($67,024,260)

48 See financial notes

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

11/1/10-10/31/11			11/1/09-10/31/10
Net investment income		$48,709,948	$40,359,546
Net realized gains		35,464,233	9,404,241
Net unrealized gains (losses)	+	(151,198,441)	76,594,270

Increase (Decrease) in net assets from operations		(67,024,260)	126,358,057

Distributions to Shareholders

Distributions from net investment income		($40,811,469)	($37,166,734)

Transactions in Fund Shares

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,538,810	$265,131,011	15,761,167	$253,347,349
Shares reinvested		2,149,594	36,392,628	2,026,607	33,378,223
Shares redeemed	+	(16,818,082)	(289,204,022)	(17,048,579)	(274,591,340)

Net transactions in fund shares		870,322	$12,319,617	739,195	$12,134,232

Shares Outstanding and Net Assets

		11/1/10-10/31/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,975,684	$1,470,654,949	84,236,489	$1,369,329,394
Total increase or decrease	+	870,322	(95,516,112)	739,195	101,325,555

End of period		85,846,006	$1,375,138,837	84,975,684	$1,470,654,949

Net investment income not yet distributed			$34,013,997		$26,168,756

See financial notes 49

 Schwab Equity Index Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2030 Fund
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund – Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund – Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Balanced Fund
Schwab Premier Equity Fund	Schwab Investments (organized October 26, 1990)
Schwab Core Equity Fund	Schwab 1000 Index Fund
Schwab Dividend Equity Fund	Schwab Short-Term Bond Market Fund
Schwab Large-Cap Growth Fund	Schwab Premier Income Fund
Schwab Small-Cap Equity Fund	Schwab Total Bond Market Fund
Schwab Hedged Equity Fund	Schwab GNMA Fund
Schwab Financial Services Fund	Schwab Treasury Inflation Protected Securities Fund
Schwab Health Care Fund	(formerly Schwab Inflation Protected Fund)
Schwab International Core Equity Fund	Schwab Tax-Free Bond Fund
Schwab Target 2010 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2015 Fund	Schwab Global Real Estate Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2011:

Schwab S&P 500 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$10,701,120,014	$—	$—	$10,701,120,014
Short-Term Investments(a)	—	182,670,166	—	182,670,166

Total	$10,701,120,014	$182,670,166	$—	$10,883,790,180

Other Financial Instruments
Collateral Invested for Securities on Loan	$10,781,362	$—	$—	$10,781,362
Futures Contract*	8,117,863	—	—	8,117,863

Schwab 1000 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,553,381,300	$—	$—	$4,553,381,300

Total	$4,553,381,300	$—	$—	$4,553,381,300

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,910,178	$—	$—	$6,910,178

Schwab Small-Cap Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,361,866,260	$—	$—	$1,361,866,260
Banks	94,462,584	—	59,311	94,521,895
Diversified Financials	36,475,679	—	68,064	36,543,743
Rights(a)	—	—	—	—
Short-Term Investment(a)	—	2,705,000	—	2,705,000
Warrants	—	—	—	—

Total	$1,492,804,523	$2,705,000	$127,375	$1,495,636,898

Other Financial Instruments
Collateral Invested for Securities on Loan	$40,423,756	$—	$—	$40,423,756
Futures Contract*	206,992	—	—	206,992

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	October 31,
Investments in Securities	2010	(Losses)	(Losses)	Purchases	Sales	in**	out**	2011

Common Stock	$—	$—	($3,046,446)	$1,438,693	$—	$1,735,128	$—	$127,375

Total	$—	$—	($3,046,446)	$1,438,693	$—	$1,735,128	$—	$127,375

Schwab Total Stock Market Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,555,402,668	$—	$—	$1,555,402,668
Banks	52,258,974	—	3,214	52,262,188
Diversified Financials	89,436,503	—	3,360	89,439,863
Transportation	33,061,695	—	1,793	33,063,488
Rights(a)	—	—	29	29
Short-Term Investments(a)	—	14,293,902	—	14,293,902
Warrants	—	—	—	—

Total	$1,730,159,840	$14,293,902	$8,396	$1,744,462,138

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,856,627	$—	$—	$4,856,627
Futures Contracts*	1,040,246	—	—	1,040,246

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	October 31,
Investments in Securities	2010	(Losses)	(Losses)	Purchases	Sales	in**	out**	2011

Common Stock	$3,300	($19,049)	($153,377)	$40,738	$—	$136,755	$—	$8,367
Rights	46,179	—	(46,150)	—	—	—	—	29

Total	$49,479	($19,049)	($199,527)	$40,738	$—	$136,755	$—	$8,396

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab International Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$753,915,995	$—	$753,915,995
Australia	1,588,675	100,054,712	—	101,643,387
Canada	130,171,497	—	—	130,171,497
Netherlands	2,091,443	27,864,589	—	29,956,032
United Kingdom	—	292,696,902	32,986	292,729,888
Preferred Stock(a)	—	3,798,553	—	3,798,553
Other Investment Company(a)	56,297,750	—	—	56,297,750

Total	$190,149,365	$1,178,330,751	$32,986	$1,368,513,102

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,801,760	$—	$—	$5,801,760

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	October 31,
Investments in Securities	2010	(Losses)	(Losses)	Purchases	Sales	in**	out**	2011

Common Stock
United Kingdom	$71,780	$1,063	($2,034)	$32,812	($70,635)	$—	$—	$32,986

Total	$71,780	$1,063	($2,034)	$32,812	($70,635)	$—	$—	$32,986

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.
(a)	As categorized in complete schedule of holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at October 31, 2011 are as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	(2,982,566)
Schwab Total Stock Market Index Fund	(173,757)
Schwab International Index Fund	174

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2011.

Certain funds entered into equity index futures contracts (“futures”) from November 1, 2010 through October 31, 2011. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and due to brokers for futures contracts held at October 31, 2011 and the realized/unrealized gains (losses) on futures contracts held during the period ended October 31, 2011 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

the period, the monthly average contract value of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$65,618,340	1,030
Schwab 1000 Index Fund	7,317,646	110
Schwab Small-Cap Index Fund	15,122,008	191
Schwab Total Stock Market Index Fund	19,891,040	282
Schwab International Index Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by a fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of October 31, 2011 and the value of the related collateral are disclosed in the complete Portfolio Holdings and the Statement of Assets and Liabilities.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in a fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

In addition, because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. Further, because of a fund’s expenses, the fund’s performance may be below that of its benchmark index.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, such funds are subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. A fund utilizing a sampling approach, may not track the return of the index as well as it would if the fund purchases all of the securities in the benchmark index.

 Schwab Equity Index Funds

Financial Notes (continued)

3. Risk Factors (continued):

A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and each trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described in the table below regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.19%	0.09%	0.19%

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Fund	10/31/10	Additions	Sales	10/31/11	10/31/11	to 10/31/11	to 10/31/11

Schwab S&P 500 Index Fund	891,781	118,200	—	1,009,981	$12,402,567	$—	$219,259
Schwab 1000 Index Fund	373,465	—	21,500	351,965	4,322,130	281,316	85,762
Schwab Total Stock Market Index Fund	111,120	14,906 *	—	126,026	1,547,599	—	27,599

*	Includes 5,406 shares in connection with a merger between optionsXpress Holdings, Inc. and The Charles Schwab Corporation.

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of October 31, 2011.

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	2.0%	—%	8.0%	—%	10.3%
Schwab Growth Portfolio	2.4%	—%	8.8%	—%	9.4%
Schwab Balanced Portfolio	1.2%	—%	4.3%	—%	4.6%
Schwab Conservative Portfolio	0.4%	—%	1.3%	—%	1.4%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	0.1%	0.4%	—%	0.4%
Schwab Target Funds:
Schwab Target 2010 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2020 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%

*	Less than 0.05%

The funds may also let a related party own shares of the funds. As of October 31, 2011, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.8% and 1.7%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended October 31, 2011, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	63,960,202
Schwab Small-Cap Index Fund	63,960,202
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with

 Schwab Equity Index Funds

Financial Notes (continued)

6. Board of Trustees (continued):

these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$492,313,501	$342,259,404
Schwab 1000 Index Fund	240,436,302	492,021,116
Schwab Small-Cap Index Fund	443,793,967	399,671,430
Schwab Total Stock Market Index Fund	228,554,296	22,584,214
Schwab International Index Fund	170,189,048	153,492,386

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/10-10/31/11)	(11/1/09-10/31/10)

Schwab S&P 500 Index Fund	$176,039	$141,923
Schwab 1000 Index Fund	35,850	21,488
Schwab Small-Cap Index Fund	25,087	23,624
Schwab Total Stock Market Index Fund	108,924	22,830
Schwab International Index Fund	16,287	23,029

 Schwab Equity Index Funds

Financial Notes (continued)

10. Federal Income Taxes:

As of October 31, 2011, the components of distributable earnings on a tax-basis were as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed ordinary income	$171,566,674	$68,730,663	$64,773,787	$24,780,237	$44,857,232
Undistributed long-term capital gains	—	183,279,668	40,731,619	—	—
Unrealized appreciation on investments	3,227,324,321	2,649,757,514	331,444,840	505,574,423	412,847,229
Unrealized depreciation on investments	(1,395,386,315)	(134,685,380)	(178,009,691)	(205,568,579)	(189,706,920)
Other unrealized appreciation/(depreciation)	1	1	—	—	(1,386,003)

Net unrealized appreciation/(depreciation)	$1,831,938,007	$2,515,072,135	$153,435,149	$300,005,844	$221,754,306

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments, non taxable dividends and futures mark to market.

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. For the year ended October 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2012	$—	$—	$—	$—	$8,278,017
October 31, 2013	139,485,541	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	14,465,482	3,212,061
October 31, 2017	20,049,252	—	—	4,871,496	65,689,066

Total	$436,316,012	$—	$—	$19,336,978	$77,179,144

For the year ended October 31, 2011, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$140,361,861	$—	$—	$7,425,338	$36,473,979
Capital losses expired	—	—	—	—	2,542,199

 Schwab Equity Index Funds

Financial Notes (continued)

10. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$191,615,698	$72,195,700	$14,248,616	$26,769,873	$40,811,469
Long-term capital gains	—	59,510,806	4,037,352	—	—
Return of capital	—	—	—	—	—

Prior period distributions
Ordinary income	$130,372,304	$78,998,534	$11,038,239	$20,970,578	$37,166,734
Long-term capital gains	—	—	—	—	—
Return of capital	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2011, the funds made the following reclassifications:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital shares	$—	$11,626,432	($1,363)	$—	($2,542,199)
Undistributed net investment income	(823,897)	6,715,590	8,079,022	(241,860)	(53,238)
Net realized capital gains/(losses)	823,897	(18,342,022)	(8,077,659)	241,860	2,595,437

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

 Schwab Equity Index Funds

Financial Notes (continued)

10. Federal Income Taxes (continued):

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Other:

During the year, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund and Schwab Total Stock Market Index Fund received a payment related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds’ shares in prior periods in certain states. This payment is presented in the funds’ Statement of Operations as “Payment for state filing fees”.

12. Subsequent Events:

At a meeting held on September 14, 2011, the Board of Trustees approved a change to the Schwab Small-Cap Index Fund’s benchmark index and to its investment strategy to require that the Fund invest 80% of its net assets in stocks that are included in the Russell 2000 Index. This change will be effective on December 14, 2011. At the same meeting, the Board of Trustees approved a reduction in the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of the fund to 0.17%, effective November 1, 2011. For additional information, please refer to the Supplement dated October 14, 2011 to the Summary Prospectus and Statutory Prospectus.

At the same meeting, the Board of Trustees approved a change to the Schwab International Index Fund’s benchmark index and to its investment strategy to require that the Fund invest 80% of its net assets in stocks that are included in the MSCI EAFE Index. This change will be effective on December 20, 2011. For additional information, please refer to the Supplement dated October 14, 2011 to the Summary Prospectus and Statutory Prospectus.

Management has evaluated subsequent events and transactions through the date of the financial statements and determined that no other material events or transactions would require recognition or disclosure in the financial statements as presented.

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2011

Other Federal Tax Information (unaudited)

Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $3,198,871 to its shareholders for the year ended October 31, 2011. The respective foreign source income on the fund is $54,455,524.

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2011, qualify for the corporate dividends received deduction:

Percentage

Schwab S&P 500 Index Fund	100.00
Schwab 1000 Index Fund	100.00
Schwab Small-Cap Index Fund	66.80
Schwab Total Stock Market Index Fund	95.80
Schwab International Index Fund	0.03

For the fiscal year ended October 31, 2011, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2012 via IRS form 1099 of the amounts for use in preparing their 2011 income tax return.

Schwab S&P 500 Index Fund	$216,804,351
Schwab 1000 Index Fund	73,512,773
Schwab Small-Cap Index Fund	9,845,277
Schwab Total Stock Market Index Fund	21,436,759
Schwab International Index Fund	33,672,279

Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2011:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	70,253,473
Schwab Small-Cap Index Fund	4,037,352
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	—

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust and Schwab Investments (collectively, the “Trusts”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreements”) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small- Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab 1000 Index Fund that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust and Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	70	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	70	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Private Investor.	70	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	70	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	70	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	70	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993 and Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	70	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011-present); Secretary (May 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab ETFs.

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust and Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust and Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 1000 Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2011 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13810-14

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
     (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).
     (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
3(a)(1) THE REGISTRANT’S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE MARIANN BYERWALTER, WILLIAM HASLER AND KIRAN PATEL WHO ARE “INDEPENDENT” FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of nine series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of August 31 and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the nine series, based on their respective 2011 and 2010 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
     Audit Fees

2011: $293,789	2010: $376,618
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:

2011: $27,705	2010: $27,705
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

     Tax Fees
     For services rendered to Registrant:

2011: $29,344	2010: $29,344
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:

2011: $4,109	2010: $4,545

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2011: $61,154	2010: $61,594
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab 1000 Index Fund is filed under this Item

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

100.0%		Common Stock	2,061,921,510	4,553,381,300

100.0%		Total Investments	2,061,921,510	4,553,381,300
0.2%		Collateral Invested for Securities on Loan	6,910,178	6,910,178
(0	.2)%	Other Assets and Liabilities, Net		(8,737,014)

100.0%		Net Assets		4,551,554,464

	Number	Value
Security	of Shares	($)

Common Stock 100.0% of net assets

Automobiles & Components 0.9%
Autoliv, Inc.	33,400	1,929,518
BorgWarner, Inc. *	40,398	3,090,043
Dana Holding Corp. *	50,100	708,414
Federal-Mogul Corp. *	3,900	65,754
Ford Motor Co. *	1,329,887	15,533,080
Gentex Corp.	54,072	1,628,649
Harley-Davidson, Inc.	83,592	3,251,729
Johnson Controls, Inc.	239,354	7,881,927
Lear Corp.	36,000	1,688,760
Tenneco, Inc. *	21,200	693,664
Tesla Motors, Inc. (b)*	5,300	155,661
The Goodyear Tire & Rubber Co. *	76,800	1,102,848
TRW Automotive Holdings Corp. *	29,800	1,254,580

		38,984,627

Banks 2.6%
Associated Banc-Corp.	65,448	729,745
Bank of Hawaii Corp.	18,832	795,275
BB&T Corp.	246,200	5,746,308
BOK Financial Corp.	8,900	464,758
CapitalSource, Inc.	114,700	729,492
CIT Group, Inc. *	71,100	2,477,835
City National Corp.	16,532	701,287
Comerica, Inc.	62,628	1,600,145
Commerce Bancshares, Inc.	30,026	1,165,009
Cullen/Frost Bankers, Inc.	22,800	1,118,112
East West Bancorp, Inc.	52,500	1,022,175
Fifth Third Bancorp	282,684	3,395,035
First Citizens BancShares, Inc., Class A	1,350	220,118
First Horizon National Corp.	92,476	646,407
First Niagara Financial Group, Inc.	73,800	678,222
FirstMerit Corp.	32,469	454,891
Fulton Financial Corp.	70,644	666,879
Hudson City Bancorp, Inc.	185,340	1,158,375
Huntington Bancshares, Inc.	284,098	1,471,628
KeyCorp	312,514	2,206,349
M&T Bank Corp.	42,343	3,222,726
New York Community Bancorp, Inc.	149,882	1,994,929
People’s United Financial, Inc.	121,993	1,555,411
PNC Financial Services Group, Inc.	186,634	10,024,112
Popular, Inc. *	363,000	675,180
Regions Financial Corp.	428,106	1,682,457
SunTrust Banks, Inc.	177,493	3,501,937
SVB Financial Group *	14,900	684,506
Synovus Financial Corp.	278,700	418,050
TCF Financial Corp.	48,584	516,934
TFS Financial Corp. *	22,500	207,225
U.S. Bancorp	680,905	17,424,359
Valley National Bancorp	63,869	766,428
Wells Fargo & Co.	1,863,096	48,272,817
Zions Bancorp	63,198	1,097,117

		119,492,233

Capital Goods 8.2%
3M Co.	249,454	19,711,855
Acuity Brands, Inc.	15,300	708,390
Aecom Technology Corp. *	44,100	922,572
AGCO Corp. *	31,500	1,380,645
Alliant Techsystems, Inc.	13,438	780,479
AMETEK, Inc.	56,770	2,243,550
Armstrong World Industries, Inc.	5,200	221,468
BE Aerospace, Inc. *	33,400	1,260,182
Carlisle Cos., Inc.	24,036	1,002,782
Caterpillar, Inc.	225,296	21,281,460
Chicago Bridge & Iron Co., N.V., NY Shares	35,200	1,287,616
CLARCOR, Inc.	19,700	955,056
Cooper Industries plc	59,200	3,105,632
Crane Co.	16,384	722,698
Cummins, Inc.	70,192	6,979,191
Danaher Corp.	190,340	9,202,939
Deere & Co.	148,646	11,282,231
Donaldson Co., Inc.	26,200	1,678,110
Dover Corp.	66,337	3,683,694
Eaton Corp.	119,518	5,356,797
Emerson Electric Co.	267,128	12,854,199
Esterline Technologies Corp. *	10,700	598,130
Fastenal Co.	101,800	3,877,562
Flowserve Corp.	19,841	1,839,062
Fluor Corp.	63,458	3,607,587
Foster Wheeler AG *	45,300	965,796
Gardner Denver, Inc.	17,100	1,322,343
General Dynamics Corp.	131,944	8,469,485
General Electric Co.	3,729,302	62,316,636
Goodrich Corp.	44,498	5,456,790
Graco, Inc.	19,494	837,072
GrafTech International Ltd. *	47,200	741,512
Harsco Corp.	28,600	659,230
Honeywell International, Inc.	276,899	14,509,508
Hubbell, Inc., Class B	23,132	1,383,062
IDEX Corp.	31,706	1,123,978
Illinois Tool Works, Inc.	169,704	8,252,706

See financial notes 7

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Ingersoll-Rand plc	115,000	3,579,950
ITT Corp. *	65,144	2,970,566
Jacobs Engineering Group, Inc. *	44,056	1,709,373
Joy Global, Inc.	36,708	3,200,938
KBR, Inc.	53,600	1,495,976
Kennametal, Inc.	27,798	1,081,064
L-3 Communications Holdings, Inc.	37,674	2,553,544
Lennox International, Inc.	14,200	457,098
Lincoln Electric Holdings, Inc.	29,000	1,055,600
Lockheed Martin Corp.	102,164	7,754,248
Masco Corp.	118,736	1,139,866
MSC Industrial Direct Co., Class A	17,258	1,173,717
Navistar International Corp. *	20,900	879,263
Nordson Corp.	24,200	1,122,154
Northrop Grumman Corp.	102,832	5,938,548
Oshkosh Corp. *	35,100	732,186
Owens Corning *	31,900	905,322
PACCAR, Inc.	129,489	5,599,104
Pall Corp.	40,933	2,094,542
Parker Hannifin Corp.	57,253	4,668,982
Pentair, Inc.	31,900	1,146,805
Precision Castparts Corp.	50,601	8,255,553
Quanta Services, Inc. *	72,100	1,506,169
Raytheon Co.	126,190	5,576,336
Regal-Beloit Corp.	14,400	765,072
Rockwell Automation, Inc.	50,349	3,406,110
Rockwell Collins, Inc.	55,653	3,107,107
Roper Industries, Inc.	32,591	2,643,130
Seaboard Corp.	5	10,990
Sensata Technologies Holding N.V. *	9,100	272,454
Snap-on, Inc.	22,650	1,215,625
Spirit AeroSystems Holdings, Inc., Class A *	41,500	708,405
SPX Corp.	19,314	1,054,738
Stanley Black & Decker, Inc.	57,741	3,686,763
Terex Corp. *	40,782	678,612
Textron, Inc.	97,138	1,886,420
The Babcock & Wilcox Co. *	41,300	908,187
The Boeing Co.	260,389	17,130,992
The Shaw Group, Inc. *	27,169	631,951
The Timken Co.	31,094	1,309,679
Thomas & Betts Corp. *	20,529	1,020,086
TransDigm Group, Inc. *	14,800	1,390,016
Trinity Industries, Inc.	28,300	771,741
Triumph Group, Inc.	11,600	673,960
Tyco International Ltd.	165,500	7,538,525
United Technologies Corp.	320,903	25,024,016
URS Corp. *	27,500	981,750
Valmont Industries, Inc.	7,600	651,700
W.W. Grainger, Inc.	20,576	3,524,875
WABCO Holdings, Inc. *	22,900	1,149,809
Wabtec Corp.	19,000	1,276,420
WESCO International, Inc. *	15,100	731,746
Woodward, Inc.	21,050	713,174

		374,042,962

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	38,360	1,020,376
Cintas Corp.	42,910	1,282,580
Clean Harbors, Inc. *	16,200	943,974
Copart, Inc. *	19,037	829,061
Corrections Corp. of America *	38,600	858,078
Covanta Holding Corp.	50,048	733,704
Equifax, Inc.	42,900	1,507,935
IHS, Inc., Class A *	20,500	1,721,795
Iron Mountain, Inc.	68,187	2,109,024
Manpower, Inc.	30,791	1,328,324
Pitney Bowes, Inc.	71,241	1,451,891
R.R. Donnelley & Sons Co.	71,119	1,159,240
Republic Services, Inc.	109,081	3,104,445
Robert Half International, Inc.	51,491	1,360,907
Rollins, Inc.	17,000	370,260
Stericycle, Inc. *	30,398	2,540,665
The Dun & Bradstreet Corp.	17,325	1,158,349
Towers Watson & Co., Class A	16,000	1,051,200
Verisk Analytics, Inc., Class A *	52,000	1,827,800
Waste Connections, Inc.	37,900	1,290,495
Waste Management, Inc.	168,877	5,561,120

		33,211,223

Consumer Durables & Apparel 1.3%
Coach, Inc.	105,230	6,847,316
Columbia Sportswear Co.	2,900	155,846
D.R. Horton, Inc.	104,997	1,168,617
Deckers Outdoor Corp. *	13,700	1,578,788
Fossil, Inc. *	18,800	1,948,808
Garmin Ltd.	36,286	1,247,876
Hanesbrands, Inc. *	37,300	983,601
Harman International Industries, Inc.	22,597	975,287
Hasbro, Inc.	48,825	1,858,279
Jarden Corp.	35,000	1,121,050
Leggett & Platt, Inc.	48,944	1,071,874
Lennar Corp., Class A	50,875	841,472
Mattel, Inc.	127,397	3,597,691
Mohawk Industries, Inc. *	22,039	1,160,353
Newell Rubbermaid, Inc.	85,226	1,261,345
NIKE, Inc., Class B	134,128	12,923,233
NVR, Inc. *	1,998	1,284,214
Polaris Industries, Inc.	24,000	1,520,160
PulteGroup, Inc. *	125,899	652,157
PVH Corp.	23,600	1,756,076
Ralph Lauren Corp.	22,495	3,571,981
Tempur-Pedic International, Inc. *	23,900	1,626,634
The Warnaco Group, Inc. *	17,800	873,980
Toll Brothers, Inc. *	54,500	950,480
Tupperware Brands Corp.	22,000	1,243,880
Under Armour, Inc., Class A *	12,500	1,055,125
VF Corp.	30,782	4,254,688
Whirlpool Corp.	26,115	1,326,903

		58,857,714

Consumer Services 2.2%
Apollo Group, Inc., Class A *	46,171	2,186,197
Bally Technologies, Inc. *	19,000	689,130
Carnival Corp.	152,860	5,382,201
Chipotle Mexican Grill, Inc. *	10,900	3,663,708
Choice Hotels International, Inc.	7,200	257,688
Darden Restaurants, Inc.	49,165	2,354,020
DeVry, Inc.	21,900	825,192
Education Management Corp. (b)*	3,100	61,566

8 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
H&R Block, Inc.	96,298	1,472,396
Hyatt Hotels Corp., Class A *	24,100	896,279
International Game Technology	104,026	1,829,817
ITT Educational Services, Inc. (b)*	8,501	526,722
Las Vegas Sands Corp. *	112,563	5,284,833
Marriott International, Inc., Class A	99,375	3,130,312
McDonald’s Corp.	367,036	34,079,293
MGM Resorts International *	97,587	1,124,202
Panera Bread Co., Class A *	9,400	1,256,686
Penn National Gaming, Inc. *	19,460	700,560
Royal Caribbean Cruises Ltd.	48,091	1,429,265
Service Corp. International	99,300	993,000
Sotheby’s	26,200	922,764
Starbucks Corp.	263,027	11,136,563
Starwood Hotels & Resorts Worldwide, Inc.	67,642	3,389,541
Weight Watchers International, Inc.	11,729	875,218
WMS Industries, Inc. *	20,700	453,537
Wyndham Worldwide Corp.	61,517	2,071,277
Wynn Resorts Ltd.	27,042	3,591,178
Yum! Brands, Inc.	166,376	8,912,762

		99,495,907

Diversified Financials 5.4%
Affiliated Managers Group, Inc. *	17,459	1,616,878
American Capital Ltd. *	121,100	940,947
American Express Co.	371,777	18,819,352
Ameriprise Financial, Inc.	88,057	4,110,501
Apollo Investment Corp.	68,300	565,524
Ares Capital Corp.	51,200	792,064
Bank of America Corp.	3,490,241	23,838,346
BlackRock, Inc.	33,965	5,359,337
Capital One Financial Corp.	160,453	7,326,284
CBOE Holdings, Inc.	4,000	104,520
Citigroup, Inc.	1,009,956	31,904,510
CME Group, Inc.	23,576	6,496,603
Discover Financial Services	193,324	4,554,713
E*TRADE Financial Corp. *	70,590	765,902
Eaton Vance Corp.	37,684	990,712
Federated Investors, Inc., Class B	34,550	675,107
Franklin Resources, Inc.	51,686	5,511,278
Green Dot Corp., Class A *	1,600	52,272
Greenhill & Co., Inc.	6,300	238,014
IntercontinentalExchange, Inc. *	25,989	3,375,451
Invesco Ltd.	149,890	3,008,292
Janus Capital Group, Inc.	65,200	427,712
Jefferies Group, Inc.	46,852	621,258
JPMorgan Chase & Co.	1,373,478	47,742,095
Lazard Ltd., Class A	45,200	1,235,768
Legg Mason, Inc.	54,314	1,493,635
Leucadia National Corp.	67,764	1,818,108
Moody’s Corp.	76,926	2,730,104
Morgan Stanley	528,548	9,323,587
MSCI, Inc., Class A *	40,550	1,353,964
Northern Trust Corp.	85,976	3,479,449
NYSE Euronext	70,800	1,881,156
Raymond James Financial, Inc.	38,749	1,176,807
SEI Investments Co.	50,748	821,610
SLM Corp.	165,324	2,259,979
State Street Corp.	178,150	7,195,478
Stifel Financial Corp. *	18,750	597,563
T. Rowe Price Group, Inc.	91,050	4,811,082
TD Ameritrade Holding Corp.	81,631	1,369,768
The Bank of New York Mellon Corp.	437,396	9,307,787
The Charles Schwab Corp. (a)	351,965	4,322,130
The Goldman Sachs Group, Inc.	175,132	19,185,711
The NASDAQ OMX Group, Inc. *	34,537	865,152
Waddell & Reed Financial, Inc., Class A	33,400	926,182

		245,992,692

Energy 11.9%
Alpha Natural Resources, Inc. *	60,113	1,445,116
Anadarko Petroleum Corp.	175,948	13,811,918
Apache Corp.	135,700	13,519,791
Arch Coal, Inc.	55,200	1,005,744
Atwood Oceanics, Inc. *	19,900	850,526
Baker Hughes, Inc.	153,106	8,878,617
Berry Petroleum Co., Class A	16,500	570,075
Brigham Exploration Co. *	41,500	1,511,222
Cabot Oil & Gas Corp.	34,874	2,710,407
Cameron International Corp. *	86,100	4,230,954
CARBO Ceramics, Inc.	6,700	910,195
Chesapeake Energy Corp.	232,097	6,526,568
Chevron Corp.	714,337	75,041,102
Cimarex Energy Co.	30,115	1,927,360
Cobalt International Energy, Inc. *	35,400	365,328
Complete Production Services, Inc. *	24,600	806,880
Concho Resources, Inc. *	35,500	3,362,560
ConocoPhillips	495,066	34,481,347
CONSOL Energy, Inc.	80,198	3,429,266
Continental Resources, Inc. *	16,300	988,595
Core Laboratories N.V.	15,900	1,721,334
Denbury Resources, Inc. *	144,708	2,271,916
Devon Energy Corp.	153,282	9,955,666
Diamond Offshore Drilling, Inc. (b)	24,929	1,633,847
Dresser-Rand Group, Inc. *	27,100	1,311,640
Dril-Quip, Inc. *	12,200	794,220
El Paso Corp.	257,781	6,447,103
Energen Corp.	23,796	1,167,432
EOG Resources, Inc.	90,152	8,062,293
EQT Corp.	51,900	3,295,650
EXCO Resources, Inc.	59,700	752,817
Exxon Mobil Corp.	1,722,663	134,522,754
FMC Technologies, Inc. *	84,968	3,808,266
Forest Oil Corp. *	37,815	440,923
Halliburton Co.	322,888	12,063,096
Helmerich & Payne, Inc.	37,292	1,983,189
Hess Corp.	106,523	6,664,079
HollyFrontier Corp.	31,400	963,666
Marathon Oil Corp.	251,996	6,559,456
McDermott International, Inc. *	78,212	858,768
McMoRan Exploration Co. *	37,900	461,622
Murphy Oil Corp.	68,244	3,778,670
Nabors Industries Ltd. *	101,188	1,854,776
National Oilwell Varco, Inc.	148,926	10,622,892
Newfield Exploration Co. *	47,566	1,915,007
Noble Corp. *	90,800	3,263,352
Noble Energy, Inc.	62,161	5,553,464
Oasis Petroleum, Inc. *	10,600	311,004
Occidental Petroleum Corp.	288,416	26,805,383
Oceaneering International, Inc.	36,800	1,539,344

See financial notes 9

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Oil States International, Inc. *	19,500	1,357,395
Patriot Coal Corp. *	16,400	205,984
Patterson-UTI Energy, Inc.	49,921	1,014,395
Peabody Energy Corp.	95,721	4,151,420
Pioneer Natural Resources Co.	41,211	3,457,603
Plains Exploration & Production Co. *	49,757	1,567,345
QEP Resources, Inc.	62,300	2,214,765
Quicksilver Resources, Inc. *	41,690	321,013
Range Resources Corp.	56,828	3,912,039
Rowan Cos., Inc. *	44,283	1,527,321
RPC, Inc.	10,300	191,271
SandRidge Energy, Inc. *	128,234	982,272
Schlumberger Ltd.	484,247	35,577,627
SEACOR Holdings, Inc.	7,500	638,625
SM Energy Co.	20,613	1,709,024
Southern Union Co.	40,962	1,721,633
Southwestern Energy Co. *	123,088	5,174,619
Spectra Energy Corp.	230,121	6,588,364
Sunoco, Inc.	45,800	1,705,134
Superior Energy Services, Inc. *	30,700	863,284
Teekay Corp.	25,868	666,360
Tesoro Corp. *	50,812	1,318,063
The Williams Cos., Inc.	207,521	6,248,457
Tidewater, Inc.	20,268	997,794
Transocean Ltd.	113,200	6,469,380
Ultra Petroleum Corp. *	56,612	1,803,658
Unit Corp. *	14,100	691,746
Valero Energy Corp.	201,020	4,945,092
Weatherford International Ltd. *	263,000	4,076,500
Whiting Petroleum Corp. *	39,800	1,852,690
World Fuel Services Corp.	24,500	976,325

		542,684,398

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	153,459	12,775,462
CVS Caremark Corp.	478,311	17,362,689
Safeway, Inc.	131,897	2,554,845
Sysco Corp.	207,630	5,755,504
The Kroger Co.	218,313	5,060,495
Wal-Mart Stores, Inc.	635,627	36,052,763
Walgreen Co.	323,769	10,749,131
Whole Foods Market, Inc.	51,616	3,722,546

		94,033,435

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	741,105	20,417,443
Archer-Daniels-Midland Co.	226,805	6,563,737
Beam, Inc.	54,128	2,675,547
Brown-Forman Corp., Class B	36,820	2,751,559
Bunge Ltd.	51,592	3,186,838
Campbell Soup Co.	67,458	2,242,978
Coca-Cola Enterprises, Inc.	117,072	3,139,871
ConAgra Foods, Inc.	148,297	3,756,363
Constellation Brands, Inc., Class A *	63,332	1,280,573
Corn Products International, Inc.	29,300	1,421,050
Dr Pepper Snapple Group, Inc.	80,620	3,019,219
Flowers Foods, Inc.	40,350	814,666
General Mills, Inc.	227,300	8,757,869
Green Mountain Coffee Roasters, Inc. *	41,100	2,672,322
H.J. Heinz Co.	113,878	6,085,640
Hansen Natural Corp. *	24,100	2,147,069
Hormel Foods Corp.	49,494	1,458,588
Kellogg Co.	90,231	4,891,422
Kraft Foods, Inc., Class A	618,964	21,775,154
Lorillard, Inc.	51,700	5,721,122
McCormick & Co., Inc. - Non Voting Shares	44,954	2,182,966
Mead Johnson Nutrition Co.	72,600	5,216,310
Molson Coors Brewing Co., Class B	56,172	2,378,322
PepsiCo, Inc.	554,285	34,892,241
Philip Morris International, Inc.	625,065	43,673,292
Ralcorp Holdings, Inc. *	19,100	1,544,044
Reynolds American, Inc.	120,068	4,644,230
Sara Lee Corp.	213,572	3,801,582
Smithfield Foods, Inc. *	58,935	1,347,254
The Coca-Cola Co.	805,074	55,002,656
The Hershey Co.	54,764	3,134,144
The JM Smucker Co.	42,401	3,265,725
Tyson Foods, Inc., Class A	102,359	1,975,529

		267,837,325

Health Care Equipment & Services 4.1%
Aetna, Inc.	132,677	5,275,238
Alere, Inc. *	32,600	849,556
Allscripts Healthcare Solutions, Inc. *	66,400	1,271,560
AMERIGROUP Corp. *	17,600	979,088
AmerisourceBergen Corp.	98,120	4,003,296
Baxter International, Inc.	201,025	11,052,354
Becton, Dickinson & Co.	77,265	6,044,441
Boston Scientific Corp. *	454,607	2,677,635
Brookdale Senior Living, Inc. *	30,700	509,006
C.R. Bard, Inc.	31,200	2,681,640
Cardinal Health, Inc.	123,910	5,485,496
CareFusion Corp. *	79,100	2,024,960
Cerner Corp. *	50,052	3,174,798
CIGNA Corp.	96,154	4,263,468
Community Health Systems, Inc. *	29,606	517,513
Coventry Health Care, Inc. *	49,962	1,589,291
Covidien plc	175,100	8,236,704
DaVita, Inc. *	34,525	2,416,750
DENTSPLY International, Inc.	50,200	1,855,392
Edwards Lifesciences Corp. *	40,392	3,046,365
Express Scripts, Inc. *	182,124	8,328,530
Gen-Probe, Inc. *	15,470	929,747
Health Management Associates, Inc., Class A *	89,000	779,640
Health Net, Inc. *	32,300	897,617
HEALTHSOUTH Corp. *	33,200	586,312
Henry Schein, Inc. *	32,219	2,233,421
Hill-Rom Holdings, Inc.	22,400	754,208
Hologic, Inc. *	95,870	1,545,424
Humana, Inc.	59,791	5,075,658
IDEXX Laboratories, Inc. *	19,698	1,418,059
Intuitive Surgical, Inc. *	14,115	6,123,934
Kinetic Concepts, Inc. *	21,492	1,469,838
Laboratory Corp. of America Holdings *	36,122	3,028,830

10 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Lincare Holdings, Inc.	31,075	731,816
McKesson Corp.	89,847	7,327,023
Medco Health Solutions, Inc. *	142,286	7,805,810
MEDNAX, Inc. *	18,254	1,201,113
Medtronic, Inc.	377,768	13,123,660
Omnicare, Inc.	37,433	1,116,252
Patterson Cos., Inc.	35,800	1,126,626
Quality Systems, Inc.	13,600	529,176
Quest Diagnostics, Inc.	50,247	2,803,783
ResMed, Inc. *	51,216	1,449,413
Sirona Dental Systems, Inc. *	14,500	694,550
St. Jude Medical, Inc.	118,055	4,604,145
STERIS Corp.	23,000	712,540
Stryker Corp.	117,854	5,646,385
Teleflex, Inc.	15,546	930,584
Tenet Healthcare Corp. *	169,700	802,681
The Cooper Cos., Inc.	17,700	1,226,610
UnitedHealth Group, Inc.	378,892	18,183,027
Universal Health Services, Inc., Class B	33,374	1,333,959
Varian Medical Systems, Inc. *	42,271	2,482,153
WellPoint, Inc.	130,523	8,993,035
Zimmer Holdings, Inc. *	66,912	3,521,579

		187,471,689

Household & Personal Products 2.3%
Avon Products, Inc.	149,836	2,739,002
Church & Dwight Co., Inc.	53,994	2,385,455
Colgate-Palmolive Co.	171,327	15,482,821
Energizer Holdings, Inc. *	24,000	1,770,960
Herbalife Ltd.	42,018	2,620,242
Kimberly-Clark Corp.	141,004	9,829,389
The Clorox Co.	47,525	3,181,324
The Estee Lauder Cos., Inc., Class A	40,334	3,970,882
The Procter & Gamble Co.	974,719	62,372,269

		104,352,344

Insurance 3.9%
ACE Ltd.	120,500	8,694,075
Aflac, Inc.	167,313	7,544,143
Alleghany Corp. *	2,486	788,858
Allied World Assurance Co. Holdings AG	17,100	993,510
Alterra Capital Holdings Ltd.	36,000	780,480
American Financial Group, Inc.	31,005	1,110,909
American International Group, Inc. *	100,976	2,493,097
American National Insurance Co.	1,837	131,272
Aon Corp.	117,103	5,459,342
Arch Capital Group Ltd. *	37,200	1,338,084
Arthur J. Gallagher & Co.	39,920	1,233,528
Aspen Insurance Holdings Ltd.	24,600	651,654
Assurant, Inc.	37,792	1,456,504
Assured Guaranty Ltd.	45,300	577,122
Axis Capital Holdings Ltd.	42,262	1,324,914
Berkshire Hathaway, Inc., Class B *	611,212	47,588,966
Brown & Brown, Inc.	46,176	1,019,566
Cincinnati Financial Corp.	56,317	1,629,814
CNA Financial Corp.	7,350	195,510
Endurance Specialty Holdings Ltd.	14,553	541,372
Erie Indemnity Co., Class A	9,485	748,841
Everest Re Group Ltd.	19,420	1,746,246
Fidelity National Financial, Inc., Class A	78,569	1,213,105
Genworth Financial, Inc., Class A *	79,139	504,907
Hartford Financial Services Group, Inc.	149,495	2,877,779
HCC Insurance Holdings, Inc.	44,057	1,172,357
Lincoln National Corp.	109,759	2,090,909
Loews Corp.	112,258	4,456,643
Markel Corp. *	3,431	1,326,082
Marsh & McLennan Cos., Inc.	192,920	5,907,210
MBIA, Inc. (b)*	55,300	486,640
Mercury General Corp.	10,335	447,506
MetLife, Inc.	365,944	12,866,591
Old Republic International Corp.	93,909	830,156
PartnerRe Ltd.	22,709	1,412,954
Principal Financial Group, Inc.	113,709	2,931,418
Protective Life Corp.	30,400	565,440
Prudential Financial, Inc.	172,297	9,338,497
Reinsurance Group of America, Inc.	25,110	1,311,495
RenaissanceRe Holdings Ltd.	19,507	1,328,817
StanCorp Financial Group, Inc.	19,242	653,073
The Allstate Corp.	190,998	5,030,887
The Chubb Corp.	105,012	7,041,055
The Hanover Insurance Group, Inc.	14,500	553,320
The Progressive Corp.	235,542	4,477,653
The Travelers Cos., Inc.	149,347	8,714,397
Torchmark Corp.	42,565	1,742,185
Transatlantic Holdings, Inc.	22,345	1,162,834
Unum Group	112,614	2,684,718
Validus Holdings Ltd.	36,609	1,001,622
W. R. Berkley Corp.	42,225	1,469,852
White Mountains Insurance Group Ltd.	2,613	1,097,460
XL Group plc	88,367	1,921,099

		176,666,468

Materials 4.0%
Air Products & Chemicals, Inc.	76,078	6,553,359
Airgas, Inc.	26,551	1,830,691
Albemarle Corp.	32,500	1,731,925
Alcoa, Inc.	366,920	3,948,059
Allegheny Technologies, Inc.	34,952	1,621,773
Allied Nevada Gold Corp. *	27,500	1,044,450
AptarGroup, Inc.	21,500	1,031,355
Ashland, Inc.	29,400	1,557,024
Ball Corp.	62,776	2,170,166
Bemis Co., Inc.	35,049	985,227
Cabot Corp.	25,616	773,091
Celanese Corp., Series A	55,443	2,414,543
CF Industries Holdings, Inc.	25,212	4,091,151
Cliffs Natural Resources, Inc.	48,100	3,281,382
Compass Minerals International, Inc.	13,000	988,910
Crown Holdings, Inc. *	55,776	1,884,671
Cytec Industries, Inc.	19,100	853,197
Domtar Corp.	13,400	1,097,594
E.I. du Pont de Nemours & Co.	324,017	15,575,497
Eastman Chemical Co.	50,982	2,003,083
Ecolab, Inc.	82,368	4,434,693
FMC Corp.	25,152	1,984,241

See financial notes 11

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Freeport-McMoran Copper & Gold, Inc.	332,530	13,387,658
Greif, Inc., Class A	9,600	429,888
Hecla Mining Co. *	98,700	618,849
Huntsman Corp.	61,100	717,314
International Flavors & Fragrances, Inc.	26,808	1,623,493
International Paper Co.	155,307	4,302,004
Intrepid Potash, Inc. *	15,750	438,323
LyondellBasell Industries N.V., Class A	96,400	3,167,704
Martin Marietta Materials, Inc.	16,849	1,215,992
MeadWestvaco Corp.	58,683	1,637,843
Molycorp, Inc. *	10,200	390,354
Monsanto Co.	190,434	13,854,074
Nalco Holding Co.	46,243	1,743,824
Newmont Mining Corp.	175,028	11,697,121
Nucor Corp.	112,076	4,234,231
Owens-Illinois, Inc. *	57,977	1,164,178
Packaging Corp. of America	40,330	1,051,806
PPG Industries, Inc.	57,906	5,003,657
Praxair, Inc.	108,728	11,054,376
Reliance Steel & Aluminum Co.	25,122	1,110,141
Rock-Tenn Co., Class A	25,085	1,484,781
Rockwood Holdings, Inc. *	18,800	865,552
Royal Gold, Inc.	19,100	1,367,178
RPM International, Inc.	50,600	1,136,982
Sealed Air Corp.	53,302	948,776
Sigma-Aldrich Corp.	43,008	2,816,164
Silgan Holdings, Inc.	17,800	668,212
Solutia, Inc. *	43,200	702,000
Sonoco Products Co.	39,170	1,229,546
Steel Dynamics, Inc.	71,300	890,537
Stillwater Mining Co. *	14,200	161,312
Temple-Inland, Inc.	41,900	1,332,839
The Dow Chemical Co.	411,956	11,485,333
The Mosaic Co.	76,995	4,508,827
The Scotts Miracle-Gro Co., Class A	17,668	857,075
The Sherwin-Williams Co.	31,790	2,629,351
The Valspar Corp.	33,146	1,155,801
Titanium Metals Corp.	31,985	535,749
United States Steel Corp. (b)	50,968	1,292,549
Vulcan Materials Co. (b)	46,525	1,455,767
W.R. Grace & Co. *	25,800	1,078,182
Walter Energy, Inc.	18,800	1,422,220
Westlake Chemical Corp.	4,900	201,929

		180,925,574

Media 3.1%
Cablevision Systems Corp., Class A	85,210	1,232,989
CBS Corp., Class B - Non Voting Shares	236,605	6,106,775
Charter Communications, Inc., Class A *	40,700	1,869,758
Clear Channel Outdoor Holdings, Inc., Class A *	4,900	53,900
Comcast Corp., Class A	975,923	22,885,394
DIRECTV, Class A *	268,625	12,211,692
Discovery Communications, Inc., Class A *	90,700	3,941,822
DISH Network Corp., Class A *	70,772	1,710,559
DreamWorks Animation SKG, Inc., Class A *	29,600	549,080
Gannett Co., Inc.	92,554	1,081,956
John Wiley & Sons, Inc., Class A	16,480	783,789
Lamar Advertising Co., Class A *	20,370	458,121
Liberty Global, Inc., Series A *	86,066	3,458,132
Liberty Media Corp - Liberty Starz - Class A *	20,024	1,367,639
Liberty Media Corp. - Liberty Capital, Class A *	30,000	2,304,600
Morningstar, Inc.	8,150	480,606
News Corp., Class A	810,628	14,202,203
Omnicom Group, Inc.	98,188	4,367,402
Scripps Networks Interactive, Class A	29,900	1,270,152
Sirius XM Radio, Inc. *	1,363,700	2,441,023
The Interpublic Group of Cos., Inc.	173,464	1,644,439
The McGraw-Hill Cos., Inc.	108,936	4,629,780
The Walt Disney Co.	663,160	23,131,021
The Washington Post Co., Class B (b)	1,926	655,148
Time Warner Cable, Inc.	119,136	7,587,772
Time Warner, Inc.	378,380	13,239,516
Viacom Inc., Class B	206,746	9,065,812

		142,731,080

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	548,746	29,560,947
Agilent Technologies, Inc. *	122,931	4,557,052
Alexion Pharmaceuticals, Inc. *	63,000	4,253,130
Allergan, Inc.	109,162	9,182,707
Amgen, Inc.	328,460	18,810,904
Amylin Pharmaceuticals, Inc. *	48,847	562,717
Bio-Rad Laboratories, Inc., Class A *	6,900	686,895
Biogen Idec, Inc. *	84,555	9,838,820
BioMarin Pharmaceuticals, Inc. *	39,500	1,347,345
Bristol-Myers Squibb Co.	602,539	19,034,207
Bruker Corp. *	18,000	259,740
Celgene Corp. *	163,620	10,607,485
Charles River Laboratories International, Inc. *	19,515	629,944
Covance, Inc. *	21,800	1,105,914
Dendreon Corp. *	26,200	286,628
Eli Lilly & Co.	360,171	13,383,954
Endo Pharmaceuticals Holdings, Inc. *	41,028	1,325,615
Forest Laboratories, Inc. *	101,346	3,172,130
Gilead Sciences, Inc. *	278,372	11,596,978
Hospira, Inc. *	59,240	1,863,098
Human Genome Sciences, Inc. *	35,700	366,282
Illumina, Inc. *	44,100	1,350,342
InterMune, Inc. *	16,100	410,550
Johnson & Johnson	963,987	62,071,123
Life Technologies Corp. *	65,506	2,664,129
Merck & Co., Inc.	1,083,718	37,388,271
Mettler-Toledo International, Inc. *	11,400	1,751,040
Mylan, Inc. *	154,500	3,023,565
Onyx Pharmaceuticals, Inc. *	22,300	912,739
PerkinElmer, Inc.	45,800	946,686
Perrigo Co.	28,200	2,545,896
Pfizer, Inc.	2,777,751	53,499,484

12 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Pharmaceutical Product Development, Inc.	39,546	1,304,623
Regeneron Pharmaceuticals, Inc. *	25,800	1,426,740
Salix Pharmaceuticals Ltd. *	21,800	746,759
Techne Corp.	14,163	974,414
Thermo Fisher Scientific, Inc. *	135,298	6,801,431
United Therapeutics Corp. *	17,800	778,394
Vertex Pharmaceuticals, Inc. *	69,312	2,744,062
Warner Chilcott plc, Class A *	63,600	1,152,432
Waters Corp. *	32,400	2,595,888
Watson Pharmaceuticals, Inc. *	44,600	2,995,336

		330,516,396

Real Estate 2.5%
Alexander’s, Inc.	700	303,590
Alexandria Real Estate Equities, Inc.	20,300	1,341,627
American Campus Communities, Inc.	23,700	922,641
Apartment Investment & Management Co., Class A	41,518	1,024,249
AvalonBay Communities, Inc.	29,849	3,990,513
BioMed Realty Trust, Inc.	46,400	840,304
Boston Properties, Inc.	49,605	4,910,399
BRE Properties, Inc.	23,424	1,174,011
Camden Property Trust	26,264	1,592,649
CBL & Associates Properties, Inc.	49,000	753,620
CBRE Group, Inc. *	105,737	1,880,004
Corporate Office Properties Trust	22,800	552,900
DDR Corp.	67,800	868,518
Digital Realty Trust, Inc.	30,000	1,869,900
Douglas Emmett, Inc.	47,600	928,200
Duke Realty Corp.	52,837	648,838
Entertainment Properties Trust	16,500	739,200
Equity Residential	100,972	5,925,037
Essex Property Trust, Inc.	10,517	1,501,407
Federal Realty Investment Trust	21,196	1,881,357
Forest City Enterprises, Inc., Class A *	44,600	610,128
General Growth Properties, Inc.	242,800	3,569,160
HCP, Inc.	129,280	5,151,808
Health Care REIT, Inc.	51,521	2,714,641
Highwoods Properties, Inc.	28,000	867,440
Hospitality Properties Trust	48,381	1,162,595
Host Hotels & Resorts, Inc.	233,639	3,334,028
Jones Lang LaSalle, Inc.	16,400	1,059,768
Kimco Realty Corp.	144,131	2,517,969
Liberty Property Trust	37,204	1,190,528
Mack-Cali Realty Corp.	30,847	865,567
Mid-America Apartment Communities, Inc.	12,100	755,040
National Retail Properties, Inc.	32,300	880,175
OMEGA Healthcare Investors, Inc.	33,400	593,184
Piedmont Office Realty Trust, Inc., Class A	47,200	801,456
Plum Creek Timber Co., Inc.	57,398	2,161,609
ProLogis, Inc.	149,880	4,460,429
Public Storage	49,609	6,402,041
Rayonier, Inc. REIT	40,534	1,691,484
Realty Income Corp.	40,900	1,366,469
Regency Centers Corp.	26,482	1,084,703
Senior Housing Properties Trust	49,900	1,119,756
Simon Property Group, Inc.	103,950	13,351,338
SL Green Realty Corp.	28,951	1,997,329
Taubman Centers, Inc.	19,400	1,187,862
The Macerich Co.	46,145	2,296,175
The St. Joe Co. (b)*	34,800	499,380
UDR, Inc.	59,862	1,492,360
Ventas, Inc.	90,329	5,023,196
Vornado Realty Trust REIT	57,634	4,772,672
Weingarten Realty Investors	40,802	947,014
Weyerhaeuser Co.	190,250	3,420,695

		112,996,963

Retailing 3.9%
Abercrombie & Fitch Co., Class A	30,019	2,233,414
Advance Auto Parts, Inc.	28,922	1,881,955
Aeropostale, Inc. *	25,800	352,428
Amazon.com, Inc. *	124,841	26,654,802
American Eagle Outfitters, Inc.	65,985	866,383
Ascena Retail Group, Inc. *	24,600	710,940
AutoNation, Inc. *	20,066	781,370
AutoZone, Inc. *	8,933	2,890,629
Bed Bath & Beyond, Inc. *	88,220	5,455,525
Best Buy Co., Inc.	117,226	3,074,838
Big Lots, Inc. *	24,800	934,712
CarMax, Inc. *	79,500	2,389,770
Dick’s Sporting Goods, Inc. *	35,000	1,368,150
Dillard’s, Inc., Class A	13,400	690,502
Dollar General Corp. *	24,200	959,772
Dollar Tree, Inc. *	44,412	3,551,184
Expedia, Inc.	71,809	1,885,704
Family Dollar Stores, Inc.	43,260	2,536,334
Foot Locker, Inc.	52,609	1,150,033
GameStop Corp., Class A *	45,200	1,155,764
Genuine Parts Co.	55,930	3,212,060
Guess?, Inc.	22,800	752,172
J.C. Penney Co., Inc.	72,522	2,326,506
Kohl’s Corp.	100,065	5,304,446
Liberty Interactive Corp., Class A *	211,008	3,466,861
Limited Brands, Inc.	90,123	3,849,153
LKQ Corp. *	55,400	1,616,572
Lowe’s Cos., Inc.	460,936	9,688,875
Macy’s, Inc.	150,276	4,587,926
Netflix, Inc. *	15,200	1,247,616
Nordstrom, Inc.	59,000	2,990,710
O’Reilly Automotive, Inc. *	49,566	3,769,494
PetSmart, Inc.	41,695	1,957,580
Priceline.com, Inc. *	17,200	8,732,784
Ross Stores, Inc.	42,756	3,750,984
Sally Beauty Holdings, Inc. *	34,400	660,136
Sears Holdings Corp. (b)*	10,894	851,693
Signet Jewelers Ltd. *	33,400	1,439,874
Staples, Inc.	256,670	3,839,783
Target Corp.	243,562	13,335,019
The Gap, Inc.	142,055	2,684,840
The Home Depot, Inc.	558,735	20,002,713
The TJX Cos., Inc.	136,795	8,061,329
Tiffany & Co.	44,673	3,561,778
Tractor Supply Co.	25,500	1,808,970
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,900	800,751
Urban Outfitters, Inc. *	43,696	1,190,716

See financial notes 13

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Williams-Sonoma, Inc.	37,500	1,407,750

		178,423,300

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	189,931	1,107,298
Altera Corp.	109,369	4,147,273
Analog Devices, Inc.	105,974	3,875,469
Applied Materials, Inc.	474,289	5,843,241
Atmel Corp. *	160,100	1,690,656
Broadcom Corp., Class A *	161,625	5,833,046
Cree, Inc. *	40,600	1,081,584
Cypress Semiconductor Corp. *	58,900	1,125,579
Fairchild Semiconductor International, Inc. *	44,000	658,680
First Solar, Inc. (b)*	8,800	437,976
Intel Corp.	1,879,980	46,134,709
International Rectifier Corp. *	24,600	597,534
KLA-Tencor Corp.	59,338	2,794,226
Lam Research Corp. *	43,700	1,878,663
Linear Technology Corp.	79,966	2,583,701
LSI Corp. *	218,798	1,367,488
Marvell Technology Group Ltd. *	140,862	1,970,659
Maxim Integrated Products, Inc.	105,400	2,757,264
MEMC Electronic Materials, Inc. *	55,177	330,510
Microchip Technology, Inc.	65,366	2,363,635
Micron Technology, Inc. *	304,100	1,699,919
Netlogic Microsystems, Inc. *	17,800	875,760
Novellus Systems, Inc. *	31,295	1,081,242
NVIDIA Corp. *	206,199	3,051,745
ON Semiconductor Corp. *	129,000	976,530
PMC-Sierra, Inc. *	89,200	565,528
Rambus, Inc. *	29,664	525,943
RF Micro Devices, Inc. *	97,600	716,384
Silicon Laboratories, Inc. *	12,536	535,914
Skyworks Solutions, Inc. *	68,300	1,353,023
Teradyne, Inc. *	68,500	980,920
Texas Instruments, Inc.	416,775	12,807,496
TriQuint Semiconductor, Inc. *	39,500	210,140
Varian Semiconductor Equipment Associates, Inc. *	23,400	1,468,818
Xilinx, Inc.	92,005	3,078,487

		118,507,040

Software & Services 9.5%
Accenture plc, Class A	225,000	13,558,500
Activision Blizzard, Inc.	184,038	2,464,269
Adobe Systems, Inc. *	180,613	5,311,828
Akamai Technologies, Inc. *	67,109	1,807,916
Alliance Data Systems Corp. *	17,071	1,748,753
Amdocs Ltd. *	60,300	1,810,206
ANSYS, Inc. *	30,200	1,641,672
AOL, Inc. *	42,200	595,864
Ariba, Inc. *	27,900	883,872
Autodesk, Inc. *	80,672	2,791,251
Automatic Data Processing, Inc.	175,051	9,160,419
BMC Software, Inc. *	63,112	2,193,773
Broadridge Financial Solutions, Inc.	43,100	958,975
CA, Inc.	136,181	2,949,681
Cadence Design Systems, Inc. *	105,387	1,166,634
Citrix Systems, Inc. *	66,700	4,857,761
Cognizant Technology Solutions Corp., Class A *	107,766	7,839,977
Computer Sciences Corp.	54,831	1,724,983
Compuware Corp. *	77,764	657,106
Concur Technologies, Inc. *	16,750	779,210
CoreLogic, Inc. *	40,060	487,530
DST Systems, Inc.	12,680	636,409
eBay, Inc. *	407,270	12,963,404
Electronic Arts, Inc. *	113,981	2,661,456
Equinix, Inc. *	15,300	1,468,953
FactSet Research Systems, Inc.	16,500	1,640,430
Fidelity National Information Services, Inc.	97,608	2,555,377
Fiserv, Inc. *	52,789	3,107,688
Fortinet, Inc. *	29,800	687,188
Gartner, Inc. *	25,900	997,668
Genpact Ltd. *	19,650	317,348
Global Payments, Inc.	26,838	1,232,401
Google, Inc., Class A *	88,511	52,455,159
IAC/InterActiveCorp *	34,430	1,405,777
Informatica Corp. *	35,100	1,597,050
International Business Machines Corp.	426,340	78,715,154
Intuit, Inc.	99,244	5,326,426
Jack Henry & Associates, Inc.	34,000	1,101,940
Lender Processing Services, Inc.	25,000	438,750
MasterCard, Inc., Class A	33,600	11,667,264
MICROS Systems, Inc. *	26,000	1,279,720
Microsoft Corp.	2,611,538	69,545,257
Monster Worldwide, Inc. *	46,200	426,426
Nuance Communications, Inc. *	77,800	2,060,144
Oracle Corp.	1,374,010	45,026,308
Parametric Technology Corp. *	46,200	962,346
Paychex, Inc.	114,228	3,328,604
Quest Software, Inc. *	14,900	262,091
Rackspace Hosting, Inc. *	34,500	1,427,955
Red Hat, Inc. *	67,683	3,360,461
Rovi Corp. *	36,500	1,808,210
SAIC, Inc. *	101,800	1,265,374
Salesforce.com, Inc. *	41,221	5,489,401
Solera Holdings, Inc.	22,700	1,240,101
SuccessFactors, Inc. *	27,000	720,900
Symantec Corp. *	267,789	4,555,091
Synopsys, Inc. *	57,100	1,530,851
Syntel, Inc.	3,300	161,370
Teradata Corp. *	58,744	3,504,667
The Western Union Co.	225,140	3,933,196
TIBCO Software, Inc. *	55,500	1,603,395
Total System Services, Inc.	57,900	1,151,631
VeriFone Systems, Inc. *	30,500	1,287,405
VeriSign, Inc.	61,005	1,957,650
Visa, Inc., Class A	170,300	15,882,178
VMware, Inc., Class A *	28,200	2,756,550
WebMD Health Corp. *	17,324	622,798
Yahoo!, Inc. *	454,779	7,112,744

		430,628,846

Technology Hardware & Equipment 7.0%
Acme Packet, Inc. *	17,100	619,191
ADTRAN, Inc.	22,400	752,640
Amphenol Corp., Class A	62,020	2,945,330

14 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Anixter International, Inc. *	10,000	586,900
Apple, Inc. *	325,614	131,802,035
Arrow Electronics, Inc. *	40,500	1,460,025
Aruba Networks, Inc. *	25,600	606,464
Avnet, Inc. *	52,846	1,601,762
AVX Corp.	11,950	160,250
Brocade Communications Systems, Inc. *	84,000	367,920
Ciena Corp. *	33,200	437,576
Cisco Systems, Inc.	1,967,415	36,456,200
Corning, Inc.	554,763	7,927,563
Dell, Inc. *	596,049	9,423,535
Dolby Laboratories, Inc., Class A *	20,600	602,344
EchoStar Corp., Class A *	10,054	265,023
EMC Corp. *	731,324	17,924,751
F5 Networks, Inc. *	29,200	3,035,340
Finisar Corp. *	28,900	592,161
FLIR Systems, Inc.	59,500	1,564,850
Harris Corp.	45,496	1,717,474
Hewlett-Packard Co.	738,468	19,650,633
Ingram Micro, Inc., Class A *	53,851	962,856
InterDigital, Inc.	15,600	677,820
Itron, Inc. *	5,700	209,703
Jabil Circuit, Inc.	69,600	1,430,976
JDS Uniphase Corp. *	73,200	878,400
Juniper Networks, Inc. *	185,694	4,543,932
Lexmark International, Inc., Class A *	30,659	971,890
Loral Space & Communications, Inc. *	2,600	157,300
Molex, Inc.	53,121	1,311,557
Motorola Mobility Holdings, Inc. *	81,736	3,177,896
Motorola Solutions, Inc.	97,212	4,560,215
National Instruments Corp.	31,200	833,352
NCR Corp. *	62,444	1,188,934
NetApp, Inc. *	128,300	5,255,168
Polycom, Inc. *	55,200	912,456
QUALCOMM, Inc.	574,178	29,627,585
Riverbed Technology, Inc. *	52,200	1,439,676
SanDisk Corp. *	83,258	4,218,683
Seagate Technology plc	122,637	1,980,588
TE Connectivity Ltd.	142,300	5,058,765
Tech Data Corp. *	14,800	727,864
Tellabs, Inc.	130,975	567,122
The Western Digital Corp. *	81,212	2,163,488
Trimble Navigation Ltd. *	42,000	1,697,220
Vishay Intertechnology, Inc. *	58,500	628,875
Xerox Corp.	448,945	3,672,370
Zebra Technologies Corp., Class A *	20,025	715,693

		320,070,351

Telecommunication Services 2.8%
American Tower Corp., Class A *	141,689	7,807,064
AT&T, Inc.	2,089,577	61,245,502
CenturyLink, Inc.	204,711	7,218,110
Clearwire Corp., Class A (b)*	33,050	63,456
Crown Castle International Corp. *	70,227	2,904,589
Frontier Communications Corp.	352,806	2,208,565
MetroPCS Communications, Inc. *	93,100	791,350
NII Holdings, Inc. *	57,641	1,356,293
SBA Communications Corp., Class A *	39,900	1,519,791
Sprint Nextel Corp. *	885,257	2,275,110
Telephone & Data Systems, Inc.	30,001	695,423
tw telecom, Inc. *	58,600	1,084,100
United States Cellular Corp. *	4,000	159,480
Verizon Communications, Inc.	1,003,357	37,104,142
Windstream Corp.	171,148	2,082,871

		128,515,846

Transportation 2.0%
Alaska Air Group, Inc. *	13,100	871,543
AMR Corp. *	67,651	177,922
C.H. Robinson Worldwide, Inc.	58,948	4,092,760
CSX Corp.	392,226	8,711,340
Delta Air Lines, Inc. *	280,000	2,385,600
Expeditors International of Washington, Inc.	75,398	3,438,149
FedEx Corp.	111,728	9,142,702
Genesee & Wyoming, Inc., Class A *	14,700	870,387
Hertz Global Holdings, Inc. *	92,200	1,069,520
J.B. Hunt Transport Services, Inc.	28,491	1,205,454
Kansas City Southern *	37,600	2,375,192
Kirby Corp. *	21,100	1,298,494
Norfolk Southern Corp.	126,186	9,336,502
Ryder System, Inc.	16,964	864,146
Southwest Airlines Co.	265,188	2,267,357
Union Pacific Corp.	173,262	17,251,697
United Continental Holdings, Inc. *	112,582	2,175,084
United Parcel Service, Inc., Class B	348,635	24,488,123
UTI Worldwide, Inc.	36,100	527,421

		92,549,393

Utilities 3.8%
AGL Resources, Inc.	25,400	1,065,276
Alliant Energy Corp.	37,400	1,525,172
Ameren Corp.	83,085	2,648,750
American Electric Power Co., Inc.	170,471	6,696,101
American Water Works Co., Inc.	62,100	1,895,913
Aqua America, Inc.	53,434	1,185,700
Atmos Energy Corp.	28,918	992,466
Calpine Corp. *	133,400	2,023,678
CenterPoint Energy, Inc.	153,011	3,188,749
CMS Energy Corp.	90,033	1,874,487
Consolidated Edison, Inc.	103,106	5,966,744
Constellation Energy Group, Inc.	70,941	2,816,358
Dominion Resources, Inc.	203,008	10,473,183
DPL, Inc.	46,861	1,422,231
DTE Energy Co.	59,397	3,095,178
Duke Energy Corp.	470,193	9,601,341
Edison International	115,654	4,695,552
Entergy Corp.	64,262	4,445,003
Exelon Corp.	234,776	10,421,707
FirstEnergy Corp.	146,291	6,577,243
GenOn Energy, Inc. *	210,155	640,973
Great Plains Energy, Inc.	48,100	997,594
Hawaiian Electric Industries, Inc.	37,748	956,157
Integrys Energy Group, Inc.	24,955	1,320,369
ITC Holdings Corp.	16,200	1,177,416
MDU Resources Group, Inc.	62,317	1,284,353

See financial notes 15

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
National Fuel Gas Co.	28,047	1,719,001
NextEra Energy, Inc.	147,608	8,325,091
Nicor, Inc.	18,000	1,012,500
NiSource, Inc.	95,180	2,102,526
Northeast Utilities	60,814	2,102,340
NRG Energy, Inc. *	82,930	1,776,361
NSTAR	36,412	1,641,817
NV Energy, Inc.	65,800	1,055,432
OGE Energy Corp.	32,780	1,696,037
ONEOK, Inc.	37,262	2,833,775
Pepco Holdings, Inc.	76,274	1,510,225
PG&E Corp.	139,137	5,968,977
Piedmont Natural Gas Co., Inc.	27,000	882,630
Pinnacle West Capital Corp.	39,687	1,808,933
PPL Corp.	171,561	5,038,747
Progress Energy, Inc.	103,985	5,417,619
Public Service Enterprise Group, Inc.	179,572	6,051,576
Questar Corp.	68,320	1,316,526
SCANA Corp.	37,731	1,595,267
Sempra Energy	85,178	4,576,614
Southern Co.	297,718	12,861,418
TECO Energy, Inc.	70,817	1,315,072
The AES Corp. *	235,002	2,636,722
UGI Corp.	41,148	1,179,713
Vectren Corp.	31,800	902,484
Westar Energy, Inc.	42,700	1,164,002
Wisconsin Energy Corp.	83,036	2,692,857
Xcel Energy, Inc.	163,309	4,221,538

		174,393,494

Total Common Stock
(Cost $2,061,921,510)		4,553,381,300

End of Investments.

Collateral Invested for Securities on Loan 0.2% of net assets

SSIT U.S. Government Money Market Fund	6,910,178	6,910,178

Total Collateral Invested for Securities on Loan
(Cost $6,910,178)		6,910,178

End of Collateral Invested for Securities on Loan

At 10/31/11, tax basis cost of the fund’s investments was $2,038,309,166 and the unrealized appreciation and depreciation were $2,649,757,514 and ($134,685,380), respectively, with a net unrealized appreciation of $2,515,072,134.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

16 See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 12/16/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 12/16/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 12/16/2011